1933 Act Registration No. 333-07463
                                             1940 Act Registration No. 811-07687

    As filed with the Securities and Exchange Commission on June 27, 2001

                                   FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

         Pre-Effective Amendment No.         | |
         Post-Effective Amendment No. 9      |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 |X|

                                Amendment No. 9

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             601 Second Avenue South
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 973-0384
              (Registrant's Telephone Number, including Area Code)

                             Christopher O. Petersen
                              U.S. Bank - MPFP2016
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)


It is proposed that this filing shall become effective (check appropriate box):

         | | immediately upon filing pursuant to paragraph (b) of Rule 485 | | on (date) pursuant to paragraph (b) of Rule 485
         | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on February 1, 1999 pursuant to paragraph (a)(1) of Rule 485 |X| 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485

STRATEGY FUNDS - CLASS ABC SHARES


                , 2001

ASSET CLASSES
 *    EQUITY FUNDS
 *    INDEX FUNDS
(*)   FUNDS OF FUNDS
 *    BOND FUNDS
 *    TAX FREE FUNDS
 *    MONEY MARKET FUNDS

PROSPECTUS
FIRST AMERICAN STRATEGY FUNDS, INC.


FIRST AMERICAN
Strategy
       FUNDS

CLASS A, CLASS B AND CLASS C SHARES

AGGRESSIVE GROWTH FUND
GLOBAL GROWTH ALLOCATION FUND
GROWTH FUND
GROWTH AND INCOME FUND
INCOME FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

TABLE OF
Contents



Fund Summaries

Objectives and Main Investment Strategies

Main Risks

Fund Performance

Fees and Expenses

Policies & Services

Buying Shares

Selling Shares

Managing Your Investment

Additional Information

Management

More About The Funds

The Underlying Funds

Financial Highlights

For More Information                              Back Cover

Objectives and Main Investment Strategies

Each of the funds described in this prospectus is a "fund of funds." The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds which are also advised by the funds' investment advisor.

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OBJECTIVES

STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GLOBAL GROWTH ALLOCATION FUND seeks capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.

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MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund, Strategy Growth Fund and Strategy Global Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Strategy Funds invest include the 11 equity funds and three fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                 Aggressive           Global Growth         Growth Fund           Growth and            Income Fund
                 Growth Fund          Allocation Fund                             Income Fund

                 MIN       MAX        MIN        MAX        MIN        MAX        MIN        MAX        MIN        MAX
Equity Funds     60%       100%       65%        100%       50%        90%        35%        75%        15%        45%
as a whole

Equity Income    0%        15%        0%         10%        0%         25%        0%         35%        0%         45%
Fund

Equity Index     0%        80%        0%         65%        0%         75%        0%         60%        0%         35%
Fund

Large Cap        5%        50%        0%         40%        5%         45%        5%         40%        0%         25%
Growth Fund

Large Cap        5%        50%        0%         40%        5%         45%        5%         40%        0%         25%
Value Fund

Mid Cap Growth   0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
Fund

Mid Cap Value    0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
Fund

Small Cap        0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
Growth Fund

Small Cap        0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
Value Fund

Real Estate      0%        15%        0%         10%        0%         15%        0%         15%        0%         15%
Securities Fund

International    0%        35%        15%        80%        0%         30%        0%         25%        0%         15%
Fund

Emerging         0%        15%        0%         40%        0%         15%        0%         10%        0%         5%
Markets Fund

Fixed Income     0%        40%        0%         0%         10%        50%        25%        65%        55%        85%
Funds as a
whole

Fixed Income     0%        40%        0%         0%         0%         50%        10%        65%        25%        85%
Fund

Strategic        0%        15%        0%         0%         10%        20%        0%         20%        0%         25%
Income Fund

High Yield Fund  0%        20%        0%         0%         0%         20%        0%         20%        0%         25%

Prime            0%        35%        0%         35%        0%         35%        0%         35%        0%         35%
Obligations
Fund

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

Active Management

Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Additional Expenses

Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fund Summaries -- Fees and Expenses."

Risks Associated with the Underlying Funds

The funds are subject to the risks of the underlying funds in which they invest. These risks, some of which are discussed in more detail under "The Underlying Funds," include:

* The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

* Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

* Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund and International Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

* Mid Cap Growth Fund and Small Cap Growth Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

* Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

* Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.

* International Fund, Emerging Markets Fund and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

* Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

* Equity Index Fund is subject to risks associated with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

* The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

* The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

* Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

* Most of the underlying funds lend their portfolio securities to broker-dealers, banks and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

* Each of Strategic Income Fund and High Yield Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." (High Yield Fund invests primarily in these securities.) In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

* Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.


Possible Conflicts of Interest

     The funds and the underlying funds have the same officers, directors and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.

FUND PERFORMANCE

The bar charts show you how the performance of each fund's shares has varied from year to year. The tables compare each fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment.

For Aggressive Growth Fund, Growth Fund, Growth and Income Fund, and Income Fund, the performance information presented in the bar charts and tables is for Class S shares, which are offered through another prospectus. These funds did not offer Class A, Class B or Class C shares prior to the date of this prospectus. (The funds' Class S shares were previously called Class A shares, but have a different fee structure than the current Class A shares.) The different share classes of each fund are invested in the same portfolio of securities, and so will have similar returns. However, while Class S and Class A shares have similar operating expenses, Class B and Class C shares have higher operating expenses, and so will have lower returns. In addition, neither the bar charts nor the tables reflect the sales charge imposed on Class A shares. (Class S shares do not have any sales charges.) If the sales charge were included, returns would be lower.

Performance information presented for Global Growth Allocation Fund is that of the Class Y shares of its predecessor fund, Firstar Global Equity Fund. These shares had lower operating expenses than the Class A, Class B and Class C shares and did not have any sales charges. If sales charges were reflected in the chart and table, returns would be lower.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


STRATEGY AGGRESSIVE GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)(1)

1997     18.01%

1998     7.36%

1999     26.49%

2000     (1.75)%


Best Quarter:        Quarter ending     December 31, 1999      20.43%

Worst Quarter:       Quarter ending     September 30, 1998     (14.93)%

AVERAGE ANNUAL TOTAL RETURNS                    Inception Date      One Year        Since Inception
AS OF 12/31/00
Strategy Aggressive Growth Fund (Class S)(2)    10/1/96             (7.17)%         10.77%

Standard & Poor's Composite 500 Index(3)                            (9.11)%         17.94%

Lehman Government/Credit Bond Index(4)                              11.84%          6.97%
---------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was        %.

(2)Class S shares do not reflect the front-end sales charge or the contingent deferred sales charge imposed on Class A, Class B and Class C shares.

(3)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

STRATEGY GLOBAL GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Predecessor Institutional Class)(1),(2)

1998     8.51%

1999     37.25%

2000     (13.71)%


Best Quarter:        Quarter ending     December 31, 1999      25.23%

Worst Quarter:       Quarter ending     September 30, 1998     (15.65)%

AVERAGE ANNUAL TOTAL RETURNS                    Inception Date      One Year        Since Inception
AS OF 12/31/00(2)
Global Growth Allocation Fund (Predecessor      12/3/97             (13.71)%        8.49%
Institutional Class)

Morgan Stanley Capital International Europe,                        (14.17)%        9.35%
Australasia, Far East Index
---------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was        %.

(2) On 9/___/01, the Global Growth Allocation Fund became the successor by merger to the Firstar Global Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/___/01 represents that of the Firstar Global Equity Fund, Class Y (Institutional) shares. Firstar Global Equity Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc. which offered one class of shares to investors that had 0.25% shareholder servicing fee.

(3) An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 12/31/97.


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STRATEGY GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)(1)

1997     16.36%

1998     7.52%

1999     19.13%

2000     1.13%


Best Quarter:        Quarter ending     December 31, 1999      14.91%

Worst Quarter:       Quarter ending     September 30, 1998     (11.92)%

AVERAGE ANNUAL TOTAL RETURNS AS              Inception Date       One Year         Since Inception
OF 12/31/00
Strategy Growth Fund (Class S)(2)            10/1/96              (4.44)%          9.68%

Standard & Poor's Composite 500 Index(3)                          (9.11)%          17.94%

Lehman Government/Credit Bond Index(4)                            11.84%           6.97%
--------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was         %.

(2)Class S shares do not reflect the front-end sales charge or the contingent deferred sales charge imposed on Class A, Class B and Class C shares.

(3)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

STRATEGY GROWTH AND INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)(1)

1997     13.96%

1998     8.20%

1999     13.15%

2000     2.07%


Best Quarter:        Quarter ending     December 31, 1999      10.33%

Worst Quarter:       Quarter ending     September 30, 1998     (8.30)%

AVERAGE ANNUAL TOTAL RETURNS AS                  Inception Date      One Year        Since Inception
OF 12/31/00
Strategy Growth and Income Fund (Class S)(2)     10/1/96             (3.57)%         8.52%

Standard & Poor's Composite 500 Index(3)                             (9.11)%         17.94%

Lehman Government/Credit Bond Index(4)                               11.84%          6.97%
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(1)Total return for the period from 1/1/01 to 6/30/01 was         %.

(2)Class S shares do not reflect the front-end sales charge or the contingent deferred sales charge imposed on Class A, Class B and Class C shares.

(3)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.


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STRATEGY INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

1997     12.72%

1998     8.46%

1999     (0.39)%

2000     7.61%


Best Quarter:        Quarter ending     June 30, 1997          4.87%

Worst Quarter:       Quarter ending     September 30, 1999     (2.43)%

AVERAGE ANNUAL TOTAL RETURNS AS OF           Inception Date       One Year       Since Inception
12/31/00
Strategy Income Fund (Class S)(2)            10/1/96              1.61%          5.89%

Standard & Poor's Composite 500 Index(3)                          (9.11)%        17.94%

Lehman Government/Credit Bond Index(4)                            11.84%         6.97%
------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was        %.

(2)Class S shares do not reflect the front-end sales charge or the contingent deferred sales charge imposed on Class A, Class B and Class C shares.

(3)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. The figures below for Aggressive Growth Fund, Growth Fund, Growth and Income Fund and Income Fund are based on fund expenses during the fiscal year ended September 30, 2000.(1) Global Growth Allocation Fund was not offered prior to the date of this prospectus. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

Class A Shares                                    Aggressive     Global          Growth       Growth and     Income
                                                  Growth         Growth          Fund         Income         Fund
                                                  Fund           Allocation                   Fund
                                                                 Fund
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load)(1)                    5.50%          5.50%           5.50%        5.50%          5.50%

Maximum Deferred Sales Charge (Load)(2)           None           None            None         None           None

Annual Maintenance Fee(3) only charged to         $25            $25             $25          $25            $25
accounts with balances below $500

ANNUAL FUND OPERATING EXPENSES
as a % of average net assets (expenses that are deducted from fund assets)

Management Fees                                   0.25%          0.25%           0.25%        0.25%          0.25%

Distribution and Service (12b-1) Fees             0.25%          0.25%           0.25%        0.25%          0.25%

Other Expenses                                    0.43%          0.43%(4)        0.43%        0.43%          0.43%
                                                --------------------------------------------------------------------

Total Gross Fees                                  0.93%          0.93%           0.93%        0.93%          0.93%

Waiver of Fund Expenses(5)                        (0.53)%        (0.53)%         (0.53)%      (0.53)%        (0.53)%

TOTAL ANNUAL FUND OPERATING EXPENSES              0.40%          0.40%           0.40%        0.40%          0.40%


Class B Shares                                    Aggressive     Global          Growth       Growth and     Income
                                                  Growth         Growth          Fund         Income         Fund
                                                  Fund           Allocation                   Fund
                                                                 Fund
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load)                       None           None            None         None           None

Maximum Deferred Sales Charge (Load)              5.00%          5.00%           5.00%        5.00%          5.00%

Annual Maintenance Fee(3) only charged to         $25            $25             $25          $25            $25
accounts with balances below $500

ANNUAL FUND OPERATING EXPENSES
as a % of average net assets (expenses that are deducted from fund assets)

Management Fees                                   0.25%          0.25%           0.25%        0.25%          0.25%

Distribution and Service (12b-1) Fees             1.00%          1.00%           1.00%        1.00%          1.00%

Other Expenses                                    0.43%          0.43%(4)        0.43%        0.43%          0.43%
                                                --------------------------------------------------------------------

Total Gross Fees                                  1.68%          1.68%           1.68%        1.68%          1.68%

Waiver of Fund Expenses(5)                        (0.53)%        (0.53)%         (0.53)%      (0.53)%        (0.53)%

TOTAL ANNUAL FUND OPERATING EXPENSES              1.15%          1.15%           1.15%        1.15%          1.15%

Class C Shares                                    Aggressive     Global          Growth       Growth and     Income
                                                  Growth         Growth          Fund         Income         Fund
                                                  Fund           Allocation                   Fund
                                                                 Fund
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load)                       1.00%          1.00%           1.00%        1.00%          1.00%

Maximum Deferred Sales Charge (Load)              1.00%          1.00%           1.00%        1.00%          1.00%

Annual Maintenance Fee(3) only charged to         $25            $25             $25          $25            $25
accounts with balances below $500

ANNUAL FUND OPERATING EXPENSES
as a % of average net assets (expenses that are deducted from fund assets)

Management Fees                                   0.25%          0.25%           0.25%        0.25%          0.25%

Distribution and Service (12b-1) Fees             1.00%          1.00%           1.00%        1.00%          1.00%

Other Expenses                                    0.43%          0.43%(4)        0.43%        0.43%          0.43%
                                                --------------------------------------------------------------------

Total Gross Fees                                  1.68%          1.68%           1.68%        1.68%          1.68%

Waiver of Fund Expenses(5)                        (0.53)%        (0.53)%         (0.53)%      (0.53)%        (0.53)%

TOTAL ANNUAL FUND OPERATING EXPENSES              1.15%          1.15%           1.15%        1.15%          1.15%
--------------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)Each fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)"Other Expenses" are based on estimated amounts for the current fiscal year.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Annual Fund Operating Expenses for each fund's Class A, Class B and Class C shares does not exceed 0.40%, 1.15% and 1.15%, respectively. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.


Ranges of Combined Direct and Indirect Expense Ratios

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" below.

RANGES OF COMBINED DIRECT            Aggressive     Global         Growth       Growth and     Income Fund
AND INDIRECT EXPENSE RATIOS          Growth         Growth         Fund         Income
as a % of average net assets(1)      Fund           Allocation                  Fund
                                                    Fund
Class A Shares                       1.50% to           % to       1.49% to     1.45% to       1.54% to
                                     2.00%              %          1.96%        1.85%          1.82%


RANGES OF COMBINED DIRECT            Aggressive     Global         Growth       Growth and     Income Fund
AND INDIRECT EXPENSE RATIOS          Growth         Growth         Fund         Income
as a % of average net assets(1)      Fund           Allocation                  Fund
                                                    Fund
Class B Shares                           % to            % to          % to         % to           % to
                                         %               %             %            %              %


RANGES OF COMBINED DIRECT            Aggressive     Global         Growth       Growth and     Income Fund
AND INDIRECT EXPENSE RATIOS          Growth         Growth         Fund         Income
as a % of average net assets(1)      Fund           Allocation                  Fund
                                                    Fund
Class C Shares                           % to           % to           % to         % to           % to
                                         %              %              %            %              %

(1)The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.40%., 1.15% and 1.15%, respectively, for Class A, Class B and Class C shares. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be 0.75% to 1.47% for Aggressive Growth Fund, ____% to ____% for Global Growth Allocation Fund, 0.78% to 1.45% for Growth Fund, 0.83% to 1.38% for Growth and Income Fund, and 0.88% to 1.26% for Income Fund. Waivers and reimbursements may be discontinued at any time.

EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

Aggressive Growth       Class A     Class B assuming     Class B assuming no   Class C assuming      Class C assuming
Fund                                redemption at end    redemption at end     redemption at end     no redemption at
                                    of each period       of each period        of each period        end of each period
 1 year                 $640        $671                 $171                  $369                  $269

 3 years                $830        $930                 $530                  $624                  $624

 5 years                $1,036      $1.113               $913                  $1,003                $1,003

10 years                $1,630      $1.788               $1.788                $2.067                $2,067


Global Growth           Class A     Class B assuming     Class B assuming no   Class C assuming      Class C assuming
Allocation Fund                     redemption at end    redemption at end     redemption at end     no redemption at
                                    of each period       of each period        of each period        end of each period
 1 year                 $640        $671                 $171                  $369                  $269

 3 years                $830        $930                 $530                  $624                  $624

 5 years                $1,036      $1.113               $913                  $1,003                $1,003

10 years                $1,630      $1.788               $1.788                $2.067                $2,067


Growth Fund             Class A     Class B assuming     Class B assuming no   Class C assuming      Class C assuming
                                    redemption at end    redemption at end     redemption at end     no redemption at
                                    of each period       of each period        of each period        end of each period
 1 year                 $640        $671                 $171                  $369                  $269

 3 years                $830        $930                 $530                  $624                  $624

 5 years                $1,036      $1.113               $913                  $1,003                $1,003

10 years                $1,630      $1.788               $1.788                $2.067                $2,067


Growth and Income       Class A     Class B assuming     Class B assuming no   Class C assuming      Class C assuming
Fund                                redemption at end    redemption at end     redemption at end     no redemption at
                                    of each period       of each period        of each period        end of each period
 1 year                 $640        $671                 $171                  $369                  $269

 3 years                $830        $930                 $530                  $624                  $624

 5 years                $1,036      $1.113               $913                  $1,003                $1,003

10 years                $1,630      $1.788               $1.788                $2.067                $2,067


Income Fund             Class A     Class B assuming     Class B assuming no   Class C assuming      Class C assuming
                                    redemption at end    redemption at end     redemption at end     no redemption at
                                    of each period       of each period        of each period        end of each period
 1 year                 $640        $671                 $171                  $369                  $269

 3 years                $830        $930                 $530                  $624                  $624

 5 years                $1,036      $1.113               $913                  $1,003                $1,003

10 years                $1,630      $1.788               $1.788                $2.067                $2,067

Underlying Fund Expense Ratios

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2000.(1)



Underlying Fund                       Expense Ratio

Equity Income Fund                        0.89%

Equity Index Fund                         0.89%

Large Cap Growth Fund                     0.89%

Large Cap Value Fund                      0.88%

Mid Cap Growth Fund                       0.92%

Mid Cap Value Fund                        0.94%

Small Cap Growth Fund                     0.89%

Small Cap Value Fund                      0.91%

Real Estate Securities Fund               0.99%

International Fund                        1.51%

Emerging Markets Fund                     1.64%

Fixed Income Fund                         0.89%

High Yield Bond Fund                        NA

Strategic Income Fund                     0.91%

Prime Obligations Fund                    0.51%
---------------------------------------------------

(1)Actual expense ratios for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Income Fund, 0.75%; Equity Index Fund, 0.35%; Large Cap Growth Fund, 0.80%; Large Cap Value Fund, 0.80%; Mid Cap Growth Fund, 0.90%; Mid Cap Value Fund, 0.90%; Small Cap Growth Fund, 0.89%; Small Cap Value Fund, 0.89%; Real Estate Securities Fund, 0.80%; International Fund, 1.35%; Emerging Markets Fund, 1.45%; Fixed Income Fund, 0.70%; High Yield Bond Fund, %; Strategic Income Fund, 0.90%; and Prime Obligations Fund, 0.47%. Expense ratios for High Yield Bond Fund are estimated for the current fiscal year as that fund has not been offered for a full fiscal year. Fee waivers may be discontinued at any time.

POLICIES & SERVICES
Buying Shares

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

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CHOOSING A SHARE CLASS

All funds in this prospectus offer Class A, Class B, and Class C shares.

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES. If you are making an investment that qualifies for a reduced sales charge, Class A shares may be best for you. Class A shares feature:

*    a front-end sales charge, described below.

* lower annual expenses than Class B and Class C shares. See "Fund Summaries" for more information on fees and expenses.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

* orders for Class B shares for $250,000 or more will be treated as orders for Class A shares.

* orders for Class C shares for $1 million or more will be treated as orders for Class A shares.

* orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge will be treated as orders for Class A shares.

CLASS B SHARES. If you want all your money to go to work for you immediately, you may prefer Class B shares. Class B shares have no front-end sales charge. However, Class B shares do have:

* higher annual expenses than Class A shares. See "Fund Summaries -- Fees and Expenses."

* a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

* automatic conversion to Class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. These shares combine some of the characteristics of Class A and Class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased Class A shares. However, Class C shares also feature:

* a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

* higher annual expenses than Class A shares. See "Fund Summaries -- Fees and Expenses."

*    no conversion to Class A shares.

Because Class C shares do not convert to Class A shares, they will continue to have higher annual expenses than Class A shares for as long as you hold them.

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12b-1 FEES

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                  12b-1 fees are equal to:

Class A shares       0.25% of average daily net assets

Class B shares       1% of average daily net assets

Class C shares       1% of average daily net assets


Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See "Buying Shares -- Class B Shares." The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

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CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of each fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.

For the underlying funds, investments and other assets will be valued at their market values. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Emerging Markets Fund, International Fund and Strategic Income Fund will hold portfolio securities that trade on weekends or other days the funds do not price their shares. Therefore, the net asset value of these underlying funds' shares may change on days when you will not be able to purchase or redeem your fund shares.

CLASS A SHARES. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                                      Sales Charge

                                as a % of Purchase Price      as a % of Net Amount          Maximum Reallowance as
                                                              Invested                      a % of Purchase Price
Less than $ 50,000              5.50%                         5.82%                         5.00%

$ 50,000 - $ 99,999             4.50%                         4.71%                         4.00%

$100,000 - $249,999             3.50%                         3.63%                         3.25%

$250,000 - $499,999             2.50%                         2.56%                         2.25%

$500,000 - $999,999             2.00%                         2.04%                         1.75%

$1 million and over                0%                            0%                            0%

REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other First American fund Class A shares that you purchased for $25,000, but that are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the funds of your prior purchases. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

* redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

* redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

* redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

*    redemptions required as a result of over contribution to an IRA plan.

CLASS B SHARES. Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.35% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Year since purchase          CDSC as a % of the value of your shares

First                        5%

Second                       5%

Third                        4%

Fourth                       3%

Fifth                        2%

Sixth                        1%

Seventh                      0%

Eighth                       0%


Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase Class B shares on June 15, 2001, they will convert to Class A shares on June 1, 2009.

The CDSC will be waived for:

* redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

* redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

* redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

*    redemptions required as a result of over contribution to an IRA plan.

CLASS C SHARES. Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to 2% of your purchase price to your investment professional or participating institution. Additionally, the advisor may pay its affiliated broker-dealer, U.S. Bancorp Piper Jaffray Inc., an additional commission of up to 3% of your purchase price. The distributor receives any CDSC imposed when you sell your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

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HOW TO BUY SHARES

You may buy shares on any day the New York Stock Exchange is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the fund. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 1-800-637-2548 before the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name, account number and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

After you have established an account, you may purchase additional shares by mailing your check to First American Funds at the same address.

Please note the following:

*    all purchases must be made in U.S. dollars.

* third-party checks, credit cards, credit card checks, and cash are not accepted.

* if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

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INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

* by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

* through automatic monthly exchanges of your Class A shares of Prime Obligations Fund, a money market fund in the First American family of funds.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling 1-800-637-2548.

Selling Shares

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HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the next net asset value calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone exchanges to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

Your request should include the following information:

*    name of the fund.

*    account number.

*    dollar amount or number of shares redeemed.

*    name on the account.

*    signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

* you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

* you would like the check mailed to an address other than the address on the funds' records.

*    your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

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SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

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REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

ACCOUNTS WITH LOW BALANCES

Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

*    deduct a $25 annual account maintenance fee, or

* close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

Managing Your Investment

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EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares. You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your Class A shares only for Class A shares of another fund. However, you may exchange your Class A shares for Class Y or Class S shares of the same or another First American fund only if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 1-800-637-2548. Your instructions must be received by the funds before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

TELEPHONE TRANSACTIONS

You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

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STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares.

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DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, or by writing to the fund, your investment professional or your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

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TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. The sale or exchange of fund shares will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

ADDITIONAL INFORMATION
Management

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services equal to, on an annual basis, 0.25% of the fund's average daily net assets. During the fiscal year ended September 30, 2000, however, U.S. Bancorp Piper Jaffray Asset Management waived payment of all investment advisory fees for the funds in operation during that year (all funds except Global Growth Allocation Fund).

Direct Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

Investment Advisor
U.S. Bancorp Piper Jaffray Asset Management, Inc.
601 Second Avenue South
Minneapolis, Minnesota 55402

Underlying Fund Sub-Advisors

Federated Global Investment Management Corp.
175 Water Street
New York, New York 10038-4964

Federated Global Investment Management Corp., a subsidiary of Federated Investors, Inc., is sub-advisor to Strategic Income Fund. The sub-advisor has been retained by the fund's investment advisor and is paid a portion of the advisory fee. Federated Global Investment Management Corp. manages the fund's investments in investment grade and high-yield foreign government and foreign corporate debt obligations. The sub-advisor and other subsidiaries of Federated Investors, Inc. serve as investment advisors to a number of investment companies and private accounts. As of September 30, 2000, Federated Investors, Inc. managed approximately $125 billion in assets.

U.S. Bancorp Piper Jaffray Asset Management manages Strategic Income Fund's investments in U.S. government obligations, investment grade and high-yield domestic debt obligations and U.S. dollar-denominated foreign corporate debt obligations and determines how the fund's assets will be allocated among the three sectors in which the fund invests.

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transaction for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of June 30, 2000, Clay Finlay had $5.7 billion in assets under management.

Marvin & Palmer Associates, Inc.
1201 North Market Street, Suite 2300
Wilmington, Delaware 19801

Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to Emerging Markets Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Marvin & Palmer has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of September 30, 2000, the sub-advisor managed a total of approximately $10.2 billion in investments.

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, equal to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc, First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and equal to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

More About The Funds

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OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

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INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

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PORTFOLIO TURNOVER

The funds' investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the funds are expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the funds, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

The Underlying Funds

The objectives, main investment strategies and main risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved. The investment objectives of the underlying funds, except for Prime Obligations Fund, may be changed without shareholder approval.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 1-800-637-2548.

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EQUITY INCOME FUND

Objective

Equity Income Fund's objective is long-term growth of capital and income.

Main Investment Strategies

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its total assets) in equity securities of companies which the fund's investment advisor believes are characterized by:

*    the ability to pay above average dividends.

*    the ability to finance expected growth.

*    strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Equity Income Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

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EQUITY INDEX FUND

Objective

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

Main Investment Strategies

Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Equity Index Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF OPTIONS AND FUTURES. The fund will suffer a loss in connection with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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LARGE CAP GROWTH FUND

Objective

Large Cap Growth Fund's objective is long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*    above average growth in revenue and earnings.

*    strong competitive position.

*    strong management.

*    sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Large Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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LARGE CAP VALUE FUND

Objective

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

Main Investment Strategies

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

* are undervalued relative to other securities in the same industry or market.

*    exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Large Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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MID CAP GROWTH FUND

Objective

Mid Cap Growth Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 80% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*    above average growth in revenue and earnings.

*    strong competitive position.

*    strong management.

*    sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Mid Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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MID CAP VALUE FUND

Objective

Mid Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

* are undervalued relative to other securities in the same industry or market.

*    exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Mid Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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SMALL CAP GROWTH FUND

Objective

Small Cap Growth Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 80% of total assets) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*    above average growth in revenue and earnings.

*    strong competitive position.

*    strong management.

*    sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Small Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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SMALL CAP VALUE FUND

Objective

Small Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of total assets) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

* are undervalued relative to other securities in the same industry or market.

*    exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Small Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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REAL ESTATE SECURITIES FUND

Objective

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

Main Investment Strategies

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its total assets) in income- producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

* equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

* mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

* hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Real Estate Securities Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

RISK OF REAL ESTATE INVESTMENT TRUSTS (REITs). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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EMERGING MARKETS FUND

Objective

Emerging Markets Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Emerging Markets Fund invests primarily (at least 80% of its total assets) in equity securities of emerging markets issuers. Normally, the fund will invest in securities of issuers from at least six foreign countries.

A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth. Countries with emerging markets include:

* those that have an emerging stock market (as defined by the International Financial Corporation).

*    those with low- to middle-income economies (according to the World Bank).

*    those listed in World Bank publications as "developing."

A company is considered to be an emerging markets issuer if any of the following apply:

* its securities are principally traded in an emerging market (including Hong Kong and Singapore).

* it derives at least 50% of its revenue from goods produced, sales made or services performed in emerging markets countries (including Hong Kong and Singapore).

* it maintains 50% or more of its assets in one or more emerging markets countries (including Hong Kong and Singapore).

* it is organized under the laws of, or has a principal office in, an emerging markets country (including Hong Kong and Singapore).

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. The fund is not subject to any restrictions on the size of the companies in which it invests and it may invest in smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

Main Risks

The main risks of investing in Emerging Markets Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

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INTERNATIONAL FUND

Objective

International Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

*    that are domiciled in countries other than the United States, or

* that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Main Risks

The main risks of investing in International Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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FIXED INCOME FUND

Objective

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

Main Investment Strategies

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as:

* U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

*    mortgage- and asset-backed securities.

*    corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 80% of the fund's total assets will be invested in fixed rate obligations.The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The funds' weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Main Risks

The main risks of investing in Fixed Income Fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration which measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other facts are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-related securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in mortgage-related securities can be greatly affected by changes in interest rates.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

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HIGH YIELD BOND FUND

Objective

High Yield Bond Fund's objective is to provide investors with a high level of current income.

Main Investment Strategies

Under normal market conditions, High Yield Bond Fund will invest primarily (at least 80% of its total assets) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as junk bonds). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

RISKS OF HIGH-YIELD SECURITIES. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called "high-yield" securities or "junk bonds." High yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high yield securities and the entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a high profile default.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained above in "Fixed Income Fund - Main Risks, Interest Rate Risk."

INCOME RISK. The fund's income could decline due to falling market interest rates.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

LIQUIDITY AND PRICING RISK. High yield bonds generally have more limited trading opportunities than higher credit quality securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund's board of directors. See "Policies & Services - Buying Shares, Calculating Your Share Price."

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

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STRATEGIC INCOME FUND

Objective

Strategic Income Fund's objective is to provide investors with a high level of current income.

Main Investment Strategies

Under normal market conditions, Strategic Income Fund invests primarily (at least 65% of its total assets) in a combination of:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers.

* high-yield (non-investment grade) debt obligations issued by domestic issuers.

* investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers.

Based upon historical returns, the fund's advisor expects these three categories of investments to have different returns and risks under similar market conditions. The advisor relies on the differences in the expected performance of each category to manage risks by allocating the fund's portfolio among the three categories above. The advisor also seeks to enhance the fund's performance by allocating more of its portfolio to the category that the advisor expects to offer the best balance between risk and return. Normally, the fund's assets will be invested in each of these three categories, with no more than 50% invested in any one category. However, the fund may from time to time invest up to 100% of its total assets in any one category if the advisor believes it will help the fund achieve its objective without undue risk to principal.

The fund's foreign investments may include investments in emerging markets.

The fund's investments may include securities which do not pay interest currently, such as zero coupon securities and delayed interest securities. The fund also may invest in payment-in-kind bonds, where interest is paid in other securities rather than cash.

In addition to debt obligations, the fund may invest in preferred stock, convertible securities and equity securities, including common stock and warrants. These investments may be denominated in U.S. dollars or foreign currencies.

There is no minimum rating requirement for securities in which the fund may invest (which means that the fund may invest in lower-rated securities, or unrated securities of comparable quality, commonly referred to as "junk bonds"). In addition, there is no limitation on the average maturity or average effective duration of securities held by the fund.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Main Risks

The main risks of investing in Strategic Income Fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

RISKS OF FOREIGN SECURITIES. Investing in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions and foreign taxation.

RISKS OF EMERGING MARKETS. The fund may invest in emerging markets, where the risks of foreign investing are higher. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF COMMON STOCKS. The fund's investments may include common stock and warrants to purchase, or securities convertible into, common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

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PRIME OBLIGATIONS FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Main Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

* securities issued by the U.S. government or one of its agencies or instrumentalities.

* U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

*    commercial paper.

*    non-convertible corporate debt securities.

*    loan participation interests.

*    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Main Risks

The main risks of investing in Prime Obligations Fund include:

* Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

* The level of income you receive from the fund will be affected by movements in short-term interest rates.

* Foreign securities in which the fund invests, although dollar- denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Financial Highlights

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FINANCIAL HIGHLIGHTS

Class A, Class B and Class C shares were not offered prior to the date of this prospectus.

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FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information, and annual and semiannual reports, and on the First American funds' Internet Web site.

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FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

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STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

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ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


SEC file number:  811-05309

STRATEGY FUNDS - CLASS Y SHARES


               , 2001

ASSET CLASSES
 *    EQUITY FUNDS
 *    INDEX FUNDS
(*)   FUNDS OF FUNDS
 *    BOND FUNDS
 *    TAX FREE FUNDS
 *    MONEY MARKET FUNDS

PROSPECTUS
FIRST AMERICAN STRATEGY FUNDS, INC.


FIRST AMERICAN
Strategy
       FUNDS

CLASS Y SHARES

AGGRESSIVE GROWTH FUND
GLOBAL GROWTH ALLOCATION FUND
GROWTH FUND
GROWTH AND INCOME FUND
INCOME FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

TABLE OF
Contents



Fund Summaries

Objectives and Main Investment Strategies

Main Risks

Fund Performance

Fees and Expenses

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Funds

The Underlying Funds

Financial Highlights

For More Information                              Back Cover

Objectives and Main Investment Strategies

Each of the funds described in this prospectus is a "fund of funds." The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds which are also advised by the funds' investment advisor.

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OBJECTIVES

STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GLOBAL GROWTH ALLOCATION FUND seeks capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.

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MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund, Strategy Growth Fund and Strategy Global Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Strategy Funds invest include the 11 equity funds and three fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                 Aggressive           Global Growth         Growth Fund           Growth and            Income Fund
                 Growth Fund          Allocation Fund                             Income Fund

                 MIN       MAX        MIN        MAX        MIN        MAX        MIN        MAX        MIN        MAX
 Equity Funds    60%       100%       65%        100%       50%        90%        35%        75%        15%        45%
  as a whole

 Equity Income   0%        15%        0%         10%        0%         25%        0%         35%        0%         45%
     Fund

 Equity Index    0%        80%        0%         65%        0%         75%        0%         60%        0%         35%
     Fund

  Large Cap      5%        50%        0%         40%        5%         45%        5%         40%        0%         25%
 Growth Fund

   Large Cap     5%        50%        0%         40%        5%         45%        5%         40%        0%         25%
  Value Fund

Mid Cap Growth   0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
     Fund

 Mid Cap Value   0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
     Fund

   Small Cap     0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
 Growth Fund

   Small Cap     0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
  Value Fund

  Real Estate    0%        15%        0%         10%        0%         15%        0%         15%        0%         15%
Securities Fund

International    0%        35%        15%        80%        0%         30%        0%         25%        0%         15%
     Fund

   Emerging      0%        15%        0%         40%        0%         15%        0%         10%        0%         5%
Markets Fund

Fixed Income     0%        40%        0%         0%         10%        50%        25%        65%        55%        85%
Funds as a
   whole

Fixed Income     0%        40%        0%         0%         0%         50%        10%        65%        25%        85%
   Fund

  Strategic      0%        15%        0%         0%         10%        20%        0%         20%        0%         25%
Income Fund

 High Yield      0%        20%        0%         0%         0%         20%        0%         20%        0%         25%
    Fund

   Prime         0%        35%        0%         35%        0%         35%        0%         35%        0%         35%
Obligations
   Fund


In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

Active Management

Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Additional Expenses

Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fund Summaries -- Fees and Expenses."

Risks Associated with the Underlying Funds

The funds are subject to the risks of the underlying funds in which they invest. These risks, some of which are discussed in more detail under "The Underlying Funds," include:

* The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

* Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

* Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund and International Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

* Mid Cap Growth Fund and Small Cap Growth Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

* Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

* Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.

* International Fund, Emerging Markets Fund and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

* Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

* Equity Index Fund is subject to risks associated with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

* The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

* The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

* Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

* Most of the underlying funds lend their portfolio securities to broker-dealers, banks and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

* Each of Strategic Income Fund and High Yield Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." (High Yield Fund invests primarily in these securities.) In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

* Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.


Possible Conflicts of Interest

     The funds and the underlying funds have the same officers, directors and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.

FUND PERFORMANCE

The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results.

Class Y shares of Aggressive Growth Fund, Growth Fund, Growth and Income Fund, and Income Fund were not offered prior to the date of this prospectus. Therefore, performance information presented in the bar charts and tables for these funds is for each fund's Class S shares, which are offered through another prospectus. Class Y shares will have higher returns than Class S shares because, although they are invested in the same portfolio of securities, they have lower operating expenses.

The bar charts show you how performance of each fund's shares has varied from year to year. The tables compare each fund's share performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged and have no sales loads or expenses, and are unavailable for investment.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


STRATEGY AGGRESSIVE GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)(1)

1997     18.01%

1998     7.36%

1999     26.49%

2000     (1.75)%


Best Quarter:        Quarter ending     December 31, 1999      20.43%

Worst Quarter:       Quarter ending     September 30, 1998     (14.93)%

AVERAGE ANNUAL TOTAL RETURNS                  Inception Date      One Year      Since Inception
AS OF 12/31/00
Strategy Aggressive Growth Fund  (Class S)    10/1/96             (1.75)%       12.24%

Standard & Poor's Composite 500 Index(2)                          (9.11)%       17.94%

Lehman Government/Credit Bond Index(3)                            11.84%        6.97%
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(1)Total return for the period from 1/1/01 to 6/30/01 was        %.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

STRATEGY GLOBAL GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

1998     8.51%

1999     37.25%

2000     (13.71)%


Best Quarter:        Quarter ending     December 31, 1999      25.23%

Worst Quarter:       Quarter ending     September 30, 1998     (15.65)%

AVERAGE ANNUAL TOTAL RETURNS AS                  Inception Date      One Year       Since Inception
OF 12/31/00(2)
Global Growth Allocation Fund                    12/3/97             (13.71)%       8.49%

Morgan Stanley Capital International Europe,                         (14.17)%       9.35%
Australasia, Far East Index(3)
---------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was        %.

(2)On 9/___/01, the Global Growth Allocation Fund became the successor by merger to the Firstar Global Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/___/01 represents that of the Firstar Global Equity Fund. Firstar Global Equity Fund Class Y (institutional shares) was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc. Performance presented prior to 12/11/00, represents that of the predecessor Stellar Fund which offered only one class of shares with a 0.25% Rule 12b-1 fee. Class Y shares do not have a Rule 12b-1 fee.

(3)An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 12/31/97.


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STRATEGY GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)(1)

1997     16.36%

1998     7.52%

1999     19.13%

2000     1.13%


Best Quarter:        Quarter ending     December 31, 1999      14.91%

Worst Quarter:       Quarter ending     September 30, 1998     (11.92)%

AVERAGE ANNUAL TOTAL RETURNS AS              Inception Date       One Year       Since Inception
OF 12/31/00
Strategy Growth Fund (Class S)               10/1/96              1.13%          11.13%

Standard & Poor's Composite 500 Index(2)                          (9.11)%        17.94%

Lehman Government/Credit Bond Index(3)                            11.84%         6.97%
------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was         %.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

STRATEGY GROWTH AND INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)(1)

1997     13.96%

1998     8.20%

1999     13.15%

2000     2.07


Best Quarter:        Quarter ending     December 31, 1999      10.33%

Worst Quarter:       Quarter ending     September 30, 1998     (8.30)%

AVERAGE ANNUAL TOTAL RETURNS AS               Inception Date      One Year      Since Inception
OF 12/31/00
Strategy Growth and Income Fund (Class S)     10/1/96             2.07%         9.96%

Standard & Poor's Composite 500 Index(2)                          (9.11)%       17.94%

Lehman Government/Credit Bond Index(3)                            11.84%        6.97%
------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was         %.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.


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STRATEGY INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)(1)

1997     12.72%

1998     8.46%

1999     (0.39)%

2000     7.61%


Best Quarter:        Quarter ending     June 30, 1997          4.87%

Worst Quarter:       Quarter ending     September 30, 1999     (2.43)%

AVERAGE ANNUAL TOTAL RETURNS AS OF          Inception Date      One Year        Since Inception
12/31/00
Strategy Income Fund (Class S)              10/1/96             7.61%           7.30%

Standard & Poor's Composite 500 Index(2)                        (9.11)%         17.94%

Lehman Government/Credit Bond Index(3)                          11.84%          6.97%
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(1)Total return for the period from 1/1/01 to 6/30/01 was        %.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. The figures below for Aggressive Growth Fund, Growth Fund, Growth and Income Fund and Income Fund are based on fund expenses during the fiscal year ended September 30, 2000.(1) Global Growth Allocation Fund was not offered prior to the date of this prospectus. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

                                                  Aggressive     Global          Growth       Growth and     Income
                                                  Growth         Growth          Fund         Income         Fund
                                                  Fund           Allocation                   Fund
                                                                 Fund
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load)                       None           None            None         None           None

Maximum Deferred Sales Charge (Load)              None           None            None         None           None

ANNUAL FUND OPERATING EXPENSES
as a % of average net assets (expenses that are deducted from fund assets)

Management Fees                                   0.25%          0.25%           0.25%        0.25%          0.25%

Distribution and Service (12b-1) Fees             None           None            None         None           None

Other Expenses(1)                                 0.43%          0.43%           0.43%        0.43%          0.43%
                                                --------------------------------------------------------------------

Total Gross Fees                                  0.68%          0.68%           0.68%        0.68%          0.68%

Waiver of Fund Expenses(2)                        (0.53)%        (0.53)%         (0.53)%      (0.53)%        (0.53)%

TOTAL ANNUAL FUND OPERATING EXPENSES              0.15%          0.15%           0.15%        0.15%          0.15%
--------------------------------------------------------------------------------------------------------------------

(1)"Other Expenses" are based on estimated amounts for the current fiscal year.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Annual Fund Operating Expenses for each fund do not exceed 0.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.


Ranges of Combined Direct and Indirect Expense Ratios

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" below.

RANGES OF COMBINED DIRECT          Aggressive     Global          Growth       Growth and     Income Fund
AND INDIRECT EXPENSE RATIOS        Growth         Growth          Fund         Income
as a % of average net assets(1)    Fund           Allocation                   Fund
                                                  Fund
                                   1.50% to           % to        1.49% to     1.45% to       1.54% to
                                   2.00%              %           1.96%        1.85%          1.82%

(1)The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.15%. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be ____% to ____% for Aggressive Growth Fund, ____% to ____% for Global Growth Allocation Fund, ____% to ____% for Growth Fund, ____% to ____% for Growth and Income Fund, and ____% to ____% for Income Fund. Waivers and reimbursements may be discontinued at any time.

EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                 Aggressive        Global Growth       Growth Fund       Growth and       Income Fund
                 Growth Fund       Allocation Fund                       Income Fund
 1 year          $69               $69                 $69               $69               $69

 3 years         $218              $218                $218              $218              $218

 5 years         $379              $379                $379              $379              $379

10 years         $847              $847                $847              $847              $847


Underlying Fund Expense Ratios

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2000.(1)

Underlying Fund                       Expense Ratio

Equity Income Fund                    0.89%

Equity Index Fund                     0.89%

Large Cap Growth Fund                 0.89%

Large Cap Value Fund                  0.88%

Mid Cap Growth Fund                   0.92%

Mid Cap Value Fund                    0.94%

Small Cap Growth Fund                 0.89%

Small Cap Value Fund                  0.91%

Real Estate Securities Fund           0.99%

International Fund                    1.51%

Emerging Markets Fund                 1.64%

Fixed Income Fund                     0.89%

High Yield Bond Fund                  NA

Strategic Income Fund                 0.91%

Prime Obligations Fund                0.51%
---------------------------------------------------

(1)Actual expense ratios for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Income Fund, 0.75%; Equity Index Fund, 0.35%; Large Cap Growth Fund, 0.80%; Large Cap Value Fund, 0.80%; Mid Cap Growth Fund, 0.90%; Mid Cap Value Fund, 0.90%; Small Cap Growth Fund, 0.89%; Small Cap Value Fund, 0.89%; Real Estate Securities Fund, 0.80%; International Fund, 1.35%; Emerging Markets Fund, 1.45%; Fixed Income Fund, 0.70%; High Yield Bond Fund, ____%; Strategic Income Fund, 0.90%; and Prime Obligations Fund, 0.47%. Expense ratios for High Yield Bond Fund are estimated for the current fiscal year as that fund has not been offered for a full fiscal year. Fee waivers may be discontinued at any time.

POLICIES & SERVICES
Buying and Selling Shares

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the fund's distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. Class Y shares are typically held in an omnibus account with the transfer agent. To find out whether you may purchase Class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of Class Y shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

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CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of each fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.

For the underlying funds, investments and other assets will be valued at their market values. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Emerging Markets Fund, International Fund and Strategic Income Fund will hold portfolio securities that trade on weekends or other days the funds do not price their shares. Therefore, the net asset value of these underlying funds' shares may change on days when you will not be able to purchase or redeem your fund shares.

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HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

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HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

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STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares.

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DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

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TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

ADDITIONAL INFORMATION
Management

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services equal to, on an annual basis, 0.25% of the fund's average daily net assets.

Direct Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

Investment Advisor
U.S. Bancorp Piper Jaffray Asset Management, Inc.
601 Second Avenue South
Minneapolis, Minnesota 55402

Underlying Fund Sub-Advisors

Federated Global Investment Management Corp.
175 Water Street
New York, New York 10038-4964

Federated Global Investment Management Corp., a subsidiary of Federated Investors, Inc., is sub-advisor to Strategic Income Fund. The sub-advisor has been retained by the fund's investment advisor and is paid a portion of the advisory fee. Federated Global Investment Management Corp. manages the fund's investments in investment grade and high-yield foreign government and foreign corporate debt obligations. The sub-advisor and other subsidiaries of Federated Investors, Inc. serve as investment advisors to a number of investment companies and private accounts. As of September 30, 2000, Federated Investors, Inc. managed approximately $125 billion in assets.

U.S. Bancorp Piper Jaffray Asset Management manages Strategic Income Fund's investments in U.S. government obligations, investment grade and high-yield domestic debt obligations and U.S. dollar-denominated foreign corporate debt obligations and determines how the fund's assets will be allocated among the three sectors in which the fund invests.

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transaction for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of June 30, 2000, Clay Finlay had $5.7 billion in assets under management.

Marvin & Palmer Associates, Inc.
1201 North Market Street, Suite 2300
Wilmington, Delaware 19801

Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to Emerging Markets Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Marvin & Palmer has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of September 30, 2000, the sub-advisor managed a total of approximately $10.2 billion in investments.

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, equal to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc, First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and equal to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

More About The Funds

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OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

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INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

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PORTFOLIO TURNOVER

The funds' investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the funds are expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the funds, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

THE UNDERLYING FUNDS

The objectives, main investment strategies and main risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved. The investment objectives of the underlying funds, except for Prime Obligations Fund, may be changed without shareholder approval.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 1-800-637-2548.

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EQUITY INCOME FUND

Objective

Equity Income Fund's objective is long-term growth of capital and income.

Main Investment Strategies

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its total assets) in equity securities of companies which the fund's investment advisor believes are characterized by:

*    the ability to pay above average dividends.

*    the ability to finance expected growth.

*    strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Equity Income Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

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EQUITY INDEX FUND

Objective

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

Main Investment Strategies

Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Equity Index Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF OPTIONS AND FUTURES. The fund will suffer a loss in connection with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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LARGE CAP GROWTH FUND

Objective

Large Cap Growth Fund's objective is long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*    above average growth in revenue and earnings.

*    strong competitive position.

*    strong management.

*    sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Large Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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LARGE CAP VALUE FUND

Objective

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

Main Investment Strategies

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

* are undervalued relative to other securities in the same industry or market.

*    exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Large Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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MID CAP GROWTH FUND

Objective

Mid Cap Growth Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 80% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*    above average growth in revenue and earnings.

*    strong competitive position.

*    strong management.

*    sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Mid Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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MID CAP VALUE FUND

Objective

Mid Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

* are undervalued relative to other securities in the same industry or market.

*    exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Mid Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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SMALL CAP GROWTH FUND

Objective

Small Cap Growth Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 80% of total assets) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*    above average growth in revenue and earnings.

*    strong competitive position.

*    strong management.

*    sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Small Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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SMALL CAP VALUE FUND

Objective

Small Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of total assets) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

* are undervalued relative to other securities in the same industry or market.

*    exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Small Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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REAL ESTATE SECURITIES FUND

Objective

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

Main Investment Strategies

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its total assets) in income- producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

* equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

* mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

* hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Real Estate Securities Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

RISK OF REAL ESTATE INVESTMENT TRUSTS (REITs). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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EMERGING MARKETS FUND

Objective

Emerging Markets Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Emerging Markets Fund invests primarily (at least 80% of its total assets) in equity securities of emerging markets issuers. Normally, the fund will invest in securities of issuers from at least six foreign countries.

A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth. Countries with emerging markets include:

* those that have an emerging stock market (as defined by the International Financial Corporation).

*    those with low- to middle-income economies (according to the World Bank).

*    those listed in World Bank publications as "developing."

A company is considered to be an emerging markets issuer if any of the following apply:

* its securities are principally traded in an emerging market (including Hong Kong and Singapore).

* it derives at least 50% of its revenue from goods produced, sales made or services performed in emerging markets countries (including Hong Kong and Singapore).

* it maintains 50% or more of its assets in one or more emerging markets countries (including Hong Kong and Singapore).

* it is organized under the laws of, or has a principal office in, an emerging markets country (including Hong Kong and Singapore).

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. The fund is not subject to any restrictions on the size of the companies in which it invests and it may invest in smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

Main Risks

The main risks of investing in Emerging Markets Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

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INTERNATIONAL FUND

Objective

International Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

*    that are domiciled in countries other than the United States, or

* that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Main Risks

The main risks of investing in International Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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FIXED INCOME FUND

Objective

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

Main Investment Strategies

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as:

* U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

*    mortgage- and asset-backed securities.

*    corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 80% of the fund's total assets will be invested in fixed rate obligations.The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The funds' weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Main Risks

The main risks of investing in Fixed Income Fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration which measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other facts are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-related securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in mortgage-related securities can be greatly affected by changes in interest rates.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

Objective

High Yield Bond Fund's objective is to provide investors with a high level of current income.

Main Investment Strategies

Under normal market conditions, High Yield Bond Fund will invest primarily (at least 80% of its total assets) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as junk bonds). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

RISKS OF HIGH-YIELD SECURITIES. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called "high-yield" securities or "junk bonds." High yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high yield securities and the entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a high profile default.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained above in "Fixed Income Fund - Main Risks, Interest Rate Risk."

INCOME RISK. The fund's income could decline due to falling market interest rates.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

LIQUIDITY AND PRICING RISK. High yield bonds generally have more limited trading opportunities than higher credit quality securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund's board of directors. See "Policies & Services - Buying Shares, Calculating Your Share Price."

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

--------------------------------------------------------------------------------
STRATEGIC INCOME FUND

Objective

Strategic Income Fund's objective is to provide investors with a high level of current income.

Main Investment Strategies

Under normal market conditions, Strategic Income Fund invests primarily (at least 65% of its total assets) in a combination of:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers.

* high-yield (non-investment grade) debt obligations issued by domestic issuers.

* investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers.

Based upon historical returns, the fund's advisor expects these three categories of investments to have different returns and risks under similar market conditions. The advisor relies on the differences in the expected performance of each category to manage risks by allocating the fund's portfolio among the three categories above. The advisor also seeks to enhance the fund's performance by allocating more of its portfolio to the category that the advisor expects to offer the best balance between risk and return. Normally, the fund's assets will be invested in each of these three categories, with no more than 50% invested in any one category. However, the fund may from time to time invest up to 100% of its total assets in any one category if the advisor believes it will help the fund achieve its objective without undue risk to principal.

The fund's foreign investments may include investments in emerging markets.

The fund's investments may include securities which do not pay interest currently, such as zero coupon securities and delayed interest securities. The fund also may invest in payment-in-kind bonds, where interest is paid in other securities rather than cash.

In addition to debt obligations, the fund may invest in preferred stock, convertible securities and equity securities, including common stock and warrants. These investments may be denominated in U.S. dollars or foreign currencies.

There is no minimum rating requirement for securities in which the fund may invest (which means that the fund may invest in lower-rated securities, or unrated securities of comparable quality, commonly referred to as "junk bonds"). In addition, there is no limitation on the average maturity or average effective duration of securities held by the fund.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Main Risks

The main risks of investing in Strategic Income Fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

RISKS OF FOREIGN SECURITIES. Investing in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions and foreign taxation.

RISKS OF EMERGING MARKETS. The fund may invest in emerging markets, where the risks of foreign investing are higher. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF COMMON STOCKS. The fund's investments may include common stock and warrants to purchase, or securities convertible into, common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

--------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Main Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

* securities issued by the U.S. government or one of its agencies or instrumentalities.

* U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

*    commercial paper.

*    non-convertible corporate debt securities.

*    loan participation interests.

*    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Main Risks

The main risks of investing in Prime Obligations Fund include:

* Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

* The level of income you receive from the fund will be affected by movements in short-term interest rates.

* Foreign securities in which the fund invests, although dollar- denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Financial Highlights

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class Y shares of Global Growth Allocation Fund. This information is intended to help you understand each fund's financial performance for the past five years. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal years ended October 31, 2000 and earlier has been derived from the financial statements audited by ________________________-, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

No information is presented for Aggressive Growth Fund, Growth Fund, Growth and Income Fund as Class Y shares of those funds were not offered prior to the date of this prospectus.


GLOBAL GROWTH ALLOCATION FUND

                                                        Fiscal Period Ended     Fiscal Year Ended   Fiscal Period
                                                        October 31, 2000(1)     November 30,        December 3, 1997(2)
                                                                                1999                through November
                                                                                                    30, 1998
Per Share Data

Net Asset Value, Beginning of Period                    $12.94                  $10.35              $10.00

Investment Operations:

Net Investment Income                                   0.01                    0.09                0.05

Net Gains (Losses) on Investments (both realized        (0.17)                  2.78                0.34
and unrealized)

Total From Investment Operations                        (0.16)                  2.87                0.39

Less Distributions:

Dividends (from net investment income)                  ---                     (0.10)              (0.04)

Distributions (from capital gains)                      (0.14)                  (0.18)              ---

Total Distributions                                     (0.14)                  (0.28)              (0.04)

Net Asset Value, End of Period                          $12.64                  $12.94              $10.35

Total Return                                            (1.30)%(3)              28.44%              3.95%(3)

Ratios/Supplemental Data

Net Assets, End of Period (000)                         $72,125                 $59,496             $48,459

Ratio of Expenses to Average Net Assets                 1.18%(4)                1.13%               1.31%(4)

Ratio of Net Income to Average Net Assets               0.12%(4)                0.27%               0.37%(4)

Ratio of Expenses to Average Net Assets (excluding      1.28%                   1.29%               1.51%
waivers)

Ratio of Net Income (Loss) to Average Net Assets        %                       %                   %
(excluding waivers)

Portfolio Turnover Rate(5)                              10.43%(3)               34.00%              3.00%(3)
-----------------------------------------------------------------------------------------------------------------------

(1)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

(2)Commencement of operations.

(3)Not annualized.

(4)Annualized.

(5)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


SEC file number:  811-05309

STRATEGY FUNDS - CLASS S SHARES


                , 2001

ASSET CLASSES
 *    EQUITY FUNDS
 *    INDEX FUNDS
(*)   FUNDS OF FUNDS
 *    BOND FUNDS
 *    TAX FREE FUNDS
 *    MONEY MARKET FUNDS

PROSPECTUS
FIRST AMERICAN STRATEGY FUNDS, INC.


FIRST AMERICAN
Strategy
       FUNDS

CLASS S SHARES

AGGRESSIVE GROWTH FUND
GLOBAL GROWTH ALLOCATION FUND
GROWTH FUND
GROWTH AND INCOME FUND
INCOME FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

TABLE OF
Contents



Fund Summaries

Objectives and Main Investment Strategies

Main Risks

Fund Performance

Fees and Expenses

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Funds

The Underlying Funds

Financial Highlights

For More Information                              Back Cover

Objectives and Main Investment Strategies

Each of the funds described in this prospectus is a "fund of funds." The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds which are also advised by the funds' investment advisor.

--------------------------------------------------------------------------------
OBJECTIVES

STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GLOBAL GROWTH ALLOCATION FUND seeks capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund, Strategy Growth Fund and Strategy Global Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Strategy Funds invest include the 11 equity funds and three fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                 Aggressive           Global Growth         Growth Fund           Growth and            Income Fund
                 Growth Fund          Allocation Fund                             Income Fund
                 MIN       MAX        MIN        MAX        MIN        MAX        MIN        MAX        MIN        MAX
 Equity Funds    60%       100%       65%        100%       50%        90%        35%        75%        15%        45%
  as a whole

 Equity Income   0%        15%        0%         10%        0%         25%        0%         35%        0%         45%
    Fund

 Equity Index    0%        80%        0%         65%        0%         75%        0%         60%        0%         35%
    Fund

   Large Cap     5%        50%        0%         40%        5%         45%        5%         40%        0%         25%
 Growth Fund

   Large Cap     5%        50%        0%         40%        5%         45%        5%         40%        0%         25%
  Value Fund

Mid Cap Growth   0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
    Fund

 Mid Cap Value   0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
    Fund

   Small Cap     0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
 Growth Fund

   Small Cap     0%        40%        0%         25%        0%         30%        0%         20%        0%         10%
  Value Fund

 Real Estate     0%        15%        0%         10%        0%         15%        0%         15%        0%         15%
 Securities
    Fund

International    0%        35%        15%        80%        0%         30%        0%         25%        0%         15%
    Fund

  Emerging       0%        15%        0%         40%        0%         15%        0%         10%        0%         5%
Markets Fund

Fixed Income     0%        40%        0%         0%         10%        50%        25%        65%        55%        85%
 Funds as a
   whole

Fixed Income     0%        40%        0%         0%         0%         50%        10%        65%        25%        85%
   Fund

  Strategic      0%        15%        0%         0%         10%        20%        0%         20%        0%         25%
Income Fund

 High Yield      0%        20%        0%         0%         0%         20%        0%         20%        0%         25%
    Fund

   Prime         0%        35%        0%         35%        0%         35%        0%         35%        0%         35%
Obligations
   Fund

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

Active Management

Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Additional Expenses

Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fund Summaries -- Fees and Expenses."

Risks Associated with the Underlying Funds

The funds are subject to the risks of the underlying funds in which they invest. These risks, some of which are discussed in more detail under "The Underlying Funds," include:

* The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

* Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

* Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund and International Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

* Mid Cap Growth Fund and Small Cap Growth Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

* Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

* Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.

* International Fund, Emerging Markets Fund and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

* Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

* Equity Index Fund is subject to risks associated with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

* The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

* The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

* Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

* Most of the underlying funds lend their portfolio securities to broker-dealers, banks and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

* Each of Strategic Income Fund and High Yield Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." (High Yield Fund invests primarily in these securities.) In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

* Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.


Possible Conflicts of Interest

     The funds and the underlying funds have the same officers, directors and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.

FUND PERFORMANCE

The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar charts show you how performance of each fund has varied from year to year. The tables compare each fund's Class S share performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged and have no sales loads or expenses, and are unavailable for investment.

For Aggressive Growth Fund, Growth Fund, Growth and Income Fund and Income Fund, performance information is presented for the funds' Class S shares, which were previously known as Class A shares. For Global Growth Allocation Fund, performance information is presented for the Institutional Shares of the predecessor fund which, as explained in the footnotes to the table, had a different expenses structure than the fund's Class S shares.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.


STRATEGY AGGRESSIVE GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

1997     18.01%

1998     7.36%

1999     26.49%

2000     (1.57)%


Best Quarter:        Quarter ending     December 31, 1999      20.43%

Worst Quarter:       Quarter ending     September 30, 1998     (14.93)%

AVERAGE ANNUAL TOTAL RETURNS                   Inception Date      One Year        Since Inception
AS OF 12/31/00
Strategy Aggressive Growth Fund                10/1/96             (1.75)%         12.24%

Standard & Poor's Composite 500 Index(2)                           (9.11)%         17.94%

Lehman Government/Credit Bond Index(3)                             11.84%          6.97%
--------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was        %.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

STRATEGY GLOBAL GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Institutional Class)(1),(2)

1998     8.51%

1999     37.25%

2000     (13.71)%


Best Quarter:        Quarter ending     December 31, 1999      25.23%

Worst Quarter:       Quarter ending     September 30, 1998     (15.65)%

AVERAGE ANNUAL TOTAL RETURNS                     Inception Date       One Year        Since Inception
AS OF 12/31/00(2)
Global Growth Allocation Fund (Institutional     12/3/97              (13.71)%        8.49%
Class)

Morgan Stanley Capital International Europe,                          (14.17)%        9.35%
Australasia, Far East Index(3)
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(1)Total return for the period from 1/1/01 to 6/30/01 was        %.

(2) On 9/___/01, the Global Growth Allocation Fund became the successor by merger to the Firstar Global Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/___/01 represents that of the Firstar Global Equity Fund. These shares were not subject to a Rule 12b-1 fee. Firstar Global Equity Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc. Performance presented prior to 12/11/00, represents that of the predecessor Stellar Fund which offered only one class of shares that had a 0.25% shareholder servicing fee.

(3) An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 12/31/97.


STRATEGY GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

1997     16.36%

1998     7.52%

1999     19.13%

2000     1.13%


Best Quarter:        Quarter ending     December 31, 1999      14.91%

Worst Quarter:       Quarter ending     September 30, 1998     (11.92)%

AVERAGE ANNUAL TOTAL RETURNS AS                Inception Date        One Year         Since Inception
OF 12/31/00
Strategy Growth Fund                           10/1/96               1.13%            11.13%

Standard & Poor's Composite 500 Index(2)                             (9.11)%          17.94%

Lehman Government/Credit Bond Index(3)                               11.84%           6.97%
-----------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was         %.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

STRATEGY GROWTH AND INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

1997     13.96%

1998     8.20%

1999     13.15%

2000     2.07%


Best Quarter:        Quarter ending     December 31, 1999      10.33%

Worst Quarter:       Quarter ending     September 30, 1998     (8.30)%

AVERAGE ANNUAL TOTAL RETURNS AS              Inception Date      One Year        Since Inception
OF 12/31/00
Strategy Growth and Income Fund              10/1/96             2.07%           9.96%

Standard & Poor's Composite 500 Index(2)                         (9.11)%         17.94%

Lehman Government/Credit Bond Index(3)                           11.84%          6.97%
------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was         %.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.


STRATEGY INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

1997     12.72%

1998     8.46%

1999     (0.39)%

2000     7.61


Best Quarter:        Quarter ending     June 30, 1997          4.87%

Worst Quarter:       Quarter ending     September 30, 1999     (2.43)%

AVERAGE ANNUAL TOTAL RETURNS AS OF           Inception Date       One Year         Since Inception
12/31/00
Strategy Income Fund                         10/1/96              7.61%            7.30%

Standard & Poor's Composite 500 Index(2)                          (9.11)%          17.94%

Lehman Government/Credit Bond Index(3)                            11.84%           6.97%
--------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 to 6/30/01 was        %.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. The figures below for Aggressive Growth Fund, Growth Fund, Growth and Income Fund and Income Fund are based on fund expenses during the fiscal year ended September 30, 2000.(1) Global Growth Allocation Fund was not offered prior to the date of this prospectus. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

                                                  Aggressive     Global          Growth       Growth and     Income
                                                  Growth         Growth          Fund         Income         Fund
                                                  Fund           Allocation                   Fund
                                                                 Fund
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load)                       None           None            None         None           None

Maximum Deferred Sales Charge (Load)              None           None            None         None           None

ANNUAL FUND OPERATING EXPENSES
as a % of average net assets (expenses that are deducted from fund assets)

Management Fees                                   0.25%          0.25%           0.25%        0.25%          0.25%

Distribution and Service (12b-1) Fees             None           None            None         None           None

Other Expenses

         Shareholder Servicing Fee                0.25%          0.25%           0.25%        0.25%          0.25%

         Miscellaneous                            0.43%          0.43%(2)        0.43%        0.43%          0.43%
                                                --------------------------------------------------------------------

Total Gross Fees                                  0.93%          0.93%           0.93%        0.93%          0.93%

Waiver of Fund Expenses(2)                        (0.53)%        (0.53)%         (0.53)%      (0.53)%        (0.53)%

TOTAL ANNUAL FUND OPERATING EXPENSES              0.40%          0.40%           0.40%        0.40%          0.40%
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(1) "Other Expenses - Miscellaneous" for Global Growth Allocation Fund are based on estimated amounts for the current fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Annual Fund Operating Expenses for each fund do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.



Ranges of Combined Direct and Indirect Expense Ratios

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" below.

RANGES OF COMBINED DIRECT                     Aggressive     Global         Growth      Growth and     Income
AND INDIRECT EXPENSE RATIOS                   Growth         Growth         Fund        Income         Fund
as a % of average net assets(1)               Fund           Allocation                 Fund
                                                             Fund
                                              1.50% to           % to       1.49% to    1.45% to       1.54% to
                                              2.00%              %          1.96%       1.85%          1.82%

(1)The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.40%. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be 0.75% to 1.47% for Aggressive Growth Fund, ____% to ____% for Global Growth Allocation Fund, 0.78% to 1.45% for Growth Fund, 0.83% to 1.38% for Growth and Income Fund, and 0.88% to 1.26% for Income Fund. Waivers and reimbursements may be discontinued at any time.

EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                  Aggressive        Global Growth       Growth Fund       Growth and        Income Fund
                  Growth Fund       Allocation Fund                       Income Fund
 1 year           $95               $95                 $95               $95               $95

 3 years          $296              $296                $296              $296              $296

 5 years          $515              $515                $515              $515              $515

10 years          $1,143            $1,143              $1,143            $1,143            $1,143


Underlying Fund Expense Ratios

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2000.(1)

Underlying Fund                         Expense Ratio

Equity Income Fund                      0.89%

Equity Index Fund                       0.89%

Large Cap Growth Fund                   0.89%

Large Cap Value Fund                    0.88%

Mid Cap Growth Fund                     0.92%

Mid Cap Value Fund                      0.94%

Small Cap Growth Fund                   0.89%

Small Cap Value Fund                    0.91%

Real Estate Securities Fund             0.99%

International Fund                      1.51%

Emerging Markets Fund                   1.64%

Fixed Income Fund                       0.89%

High Yield Bond Fund                    NA

Strategic Income Fund                   0.91%

Prime Obligations Fund                  0.51%
----------------------------------------------------

(1)Actual expense ratios for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Income Fund, 0.75%; Equity Index Fund, 0.35%; Large Cap Growth Fund, 0.80%; Large Cap Value Fund, 0.80%; Mid Cap Growth Fund, 0.90%; Mid Cap Value Fund, 0.90%; Small Cap Growth Fund, 0.89%; Small Cap Value Fund, 0.89%; Real Estate Securities Fund, 0.80%; International Fund, 1.35%; Emerging Markets Fund, 1.45%; Fixed Income Fund, 0.70%; High Yield Bond Fund, ____%; Strategic Income Fund, 0.90%; and Prime Obligations Fund, 0.47%. Expense ratios for High Yield Bond Fund are estimated for the current fiscal year as that fund has not been offered for a full fiscal year. Fee waivers may be discontinued at any time.

POLICIES & SERVICES
Buying and Selling Shares

Class S shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class S shares are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts. Class S shares are typically held in an omnibus account with the transfer agent. To find out whether you may purchase Class S shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of Class S shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

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CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of each fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.

For the underlying funds, investments and other assets will be valued at their market values. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Emerging Markets Fund, International Fund and Strategic Income Fund will hold portfolio securities that trade on weekends or other days the funds do not price their shares. Therefore, the net asset value of these underlying funds' shares may change on days when you will not be able to purchase or redeem your fund shares.

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HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

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COMPENSATION PAID TO FINANCIAL INSTITUTIONS

Each fund pays the distributor an annual shareholder servicing fee equal to 0.25% of the fund's average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your investment professional or financial institution for providing ongoing services to your account. The advisor, the administrator or the distributor may pay additional fees to investment professionals and financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the investment professional's or financial institution's customers.

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HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class S shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class S shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

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STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares.

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DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

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TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

ADDITIONAL INFORMATION
Management

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services t* individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services equal to, on an annual basis, 0.25% of the fund's average daily net assets.

Direct Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

Investment Advisor
U.S. Bancorp Piper Jaffray Asset Management, Inc.
601 Second Avenue South
Minneapolis, Minnesota 55402

Underlying Fund Sub-Advisors

Federated Global Investment Management Corp.
175 Water Street
New York, New York 10038-4964

Federated Global Investment Management Corp., a subsidiary of Federated Investors, Inc., is sub-advisor to Strategic Income Fund. The sub-advisor has been retained by the fund's investment advisor and is paid a portion of the advisory fee. Federated Global Investment Management Corp. manages the fund's investments in investment grade and high-yield foreign government and foreign corporate debt obligations. The sub-advisor and other subsidiaries of Federated Investors, Inc. serve as investment advisors to a number of investment companies and private accounts. As of September 30, 2000, Federated Investors, Inc. managed approximately $125 billion in assets.

U.S. Bancorp Piper Jaffray Asset Management manages Strategic Income Fund's investments in U.S. government obligations, investment grade and high-yield domestic debt obligations and U.S. dollar-denominated foreign corporate debt obligations and determines how the fund's assets will be allocated among the three sectors in which the fund invests.

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transaction for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of June 30, 2000, Clay Finlay had $5.7 billion in assets under management.

Marvin & Palmer Associates, Inc.
1201 North Market Street, Suite 2300
Wilmington, Delaware 19801

Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to Emerging Markets Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Marvin & Palmer has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of September 30, 2000, the sub-advisor managed a total of approximately $10.2 billion in investments.

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, equal to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc, First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and equal to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

More About The Funds

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OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

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INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

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PORTFOLIO TURNOVER

The funds' investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the funds are expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the funds, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

The Underlying Funds

The objectives, main investment strategies and main risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved. The investment objectives of the underlying funds, except for Prime Obligations Fund, may be changed without shareholder approval.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 1-800-637-2548.

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EQUITY INCOME FUND

Objective

Equity Income Fund's objective is long-term growth of capital and income.

Main Investment Strategies

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its total assets) in equity securities of companies which the fund's investment advisor believes are characterized by:

*    the ability to pay above average dividends.

*    the ability to finance expected growth.

*    strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Equity Income Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

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EQUITY INDEX FUND

Objective

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

Main Investment Strategies

Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Equity Index Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF OPTIONS AND FUTURES. The fund will suffer a loss in connection with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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LARGE CAP GROWTH FUND

Objective

Large Cap Growth Fund's objective is long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*    above average growth in revenue and earnings.

*    strong competitive position.

*    strong management.

*    sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Large Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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LARGE CAP VALUE FUND

Objective

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

Main Investment Strategies

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

* are undervalued relative to other securities in the same industry or market.

*    exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Large Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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MID CAP GROWTH FUND

Objective

Mid Cap Growth Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 80% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*    above average growth in revenue and earnings.

*    strong competitive position.

*    strong management.

*    sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Mid Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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MID CAP VALUE FUND

Objective

Mid Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

* are undervalued relative to other securities in the same industry or market.

*    exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Mid Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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SMALL CAP GROWTH FUND

Objective

Small Cap Growth Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 80% of total assets) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*    above average growth in revenue and earnings.

*    strong competitive position.

*    strong management.

*    sound financial condition.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Small Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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SMALL CAP VALUE FUND

Objective

Small Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of total assets) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

* are undervalued relative to other securities in the same industry or market.

*    exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Small Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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REAL ESTATE SECURITIES FUND

Objective

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

Main Investment Strategies

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its total assets) in income- producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

* equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

* mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

* hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The main risks of investing in Real Estate Securities Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

RISK OF REAL ESTATE INVESTMENT TRUSTS (REITs). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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EMERGING MARKETS FUND

Objective

Emerging Markets Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Emerging Markets Fund invests primarily (at least 80% of its total assets) in equity securities of emerging markets issuers. Normally, the fund will invest in securities of issuers from at least six foreign countries.

A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth. Countries with emerging markets include:

* those that have an emerging stock market (as defined by the International Financial Corporation).

*    those with low- to middle-income economies (according to the World Bank).

*    those listed in World Bank publications as "developing."

A company is considered to be an emerging markets issuer if any of the following apply:

* its securities are principally traded in an emerging market (including Hong Kong and Singapore).

* it derives at least 50% of its revenue from goods produced, sales made or services performed in emerging markets countries (including Hong Kong and Singapore).

* it maintains 50% or more of its assets in one or more emerging markets countries (including Hong Kong and Singapore).

* it is organized under the laws of, or has a principal office in, an emerging markets country (including Hong Kong and Singapore).

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. The fund is not subject to any restrictions on the size of the companies in which it invests and it may invest in smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

Main Risks

The main risks of investing in Emerging Markets Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

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INTERNATIONAL FUND

Objective

International Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

*    that are domiciled in countries other than the United States, or

* that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Main Risks

The main risks of investing in International Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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FIXED INCOME FUND

Objective

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

Main Investment Strategies

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as:

* U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

*    mortgage- and asset-backed securities.

*    corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 80% of the fund's total assets will be invested in fixed rate obligations.The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The funds' weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Main Risks

The main risks of investing in Fixed Income Fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration which measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other facts are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-related securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in mortgage-related securities can be greatly affected by changes in interest rates.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

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HIGH YIELD BOND FUND

Objective

High Yield Bond Fund's objective is to provide investors with a high level of current income.

Main Investment Strategies

Under normal market conditions, High Yield Bond Fund will invest primarily (at least 80% of its total assets) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as junk bonds). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Main Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

RISKS OF HIGH-YIELD SECURITIES. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called "high-yield" securities or "junk bonds." High yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high yield securities and the entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a high profile default.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained above in "Fixed Income Fund - Main Risks, Interest Rate Risk."

INCOME RISK. The fund's income could decline due to falling market interest rates.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

LIQUIDITY AND PRICING RISK. High yield bonds generally have more limited trading opportunities than higher credit quality securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund's board of directors. See "Policies & Services - Buying Shares, Calculating Your Share Price."

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

--------------------------------------------------------------------------------
STRATEGIC INCOME FUND

Objective

Strategic Income Fund's objective is to provide investors with a high level of current income.

Main Investment Strategies

Under normal market conditions, Strategic Income Fund invests primarily (at least 65% of its total assets) in a combination of:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers.

* high-yield (non-investment grade) debt obligations issued by domestic issuers.

* investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers.

Based upon historical returns, the fund's advisor expects these three categories of investments to have different returns and risks under similar market conditions. The advisor relies on the differences in the expected performance of each category to manage risks by allocating the fund's portfolio among the three categories above. The advisor also seeks to enhance the fund's performance by allocating more of its portfolio to the category that the advisor expects to offer the best balance between risk and return. Normally, the fund's assets will be invested in each of these three categories, with no more than 50% invested in any one category. However, the fund may from time to time invest up to 100% of its total assets in any one category if the advisor believes it will help the fund achieve its objective without undue risk to principal.

The fund's foreign investments may include investments in emerging markets.

The fund's investments may include securities which do not pay interest currently, such as zero coupon securities and delayed interest securities. The fund also may invest in payment-in-kind bonds, where interest is paid in other securities rather than cash.

In addition to debt obligations, the fund may invest in preferred stock, convertible securities and equity securities, including common stock and warrants. These investments may be denominated in U.S. dollars or foreign currencies.

There is no minimum rating requirement for securities in which the fund may invest (which means that the fund may invest in lower-rated securities, or unrated securities of comparable quality, commonly referred to as "junk bonds"). In addition, there is no limitation on the average maturity or average effective duration of securities held by the fund.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Main Risks

The main risks of investing in Strategic Income Fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

RISKS OF FOREIGN SECURITIES. Investing in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions and foreign taxation.

RISKS OF EMERGING MARKETS. The fund may invest in emerging markets, where the risks of foreign investing are higher. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF COMMON STOCKS. The fund's investments may include common stock and warrants to purchase, or securities convertible into, common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

--------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Main Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

* securities issued by the U.S. government or one of its agencies or instrumentalities.

* U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

*    commercial paper.

*    non-convertible corporate debt securities.

*    loan participation interests.

*    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Main Risks

The main risks of investing in Prime Obligations Fund include:

* Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

* The level of income you receive from the fund will be affected by movements in short-term interest rates.

* Foreign securities in which the fund invests, although dollar- denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Financial Highlights

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal years ended September 30, 2000 and September 30,1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

The information for the fiscal years ended October 31, 2000 and earlier has been derived from the financial statements audited by ___________________________-, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

Aggressive Growth FUND

                                                                    Fiscal year ended September 30,

                                                      2000             1999             1998             1997(2)
Per Share Data

Net Asset Value, Beginning of Period                  $12.36           $11.11           $12.58           $10.00

Investment Operations:

Net Investment Income                                 0.14             0.14             0.20             0.11

Net Gains (Losses) on Investments (both realized      2.62             2.05             (1.42)           2.58
and unrealized)

Total From Investment Operations                      2.76             2.19             (1.22)           2.69

Less Distributions:

Dividends (from net investment income)                (0.14)           (0.14)           (0.20)           (0.11)

Distributions (from capital gains)                    (1.05)           (0.80)           (0.05)           ---

Total Distributions                                   (1.19)           (0.94)           (0.25)           (0.11)

Net Asset Value, End of Period                        $13.93           $12.36           $11.11           $12.58

Total Return                                          23.38%           20.54%           (9.85)%          27.06%

Ratios/Supplemental Data

Net Assets, End of Period (000)                       $88,837          $67,013          $62,635          $13,725

Ratio of Expenses to Average Net Assets(1)            0.34%            0.28%            0.25%            0.60%(3)

Ratio of Net Income to Average Net Assets             1.00%            1.20%            1.66%            0.76%(3)

Ratio of Expenses to Average Net Assets (excluding    0.75%            0.86%            0.87%            2.85%(3)
waivers)(1)

Ratio of Net Income (Loss) to Average Net Assets      0.59%            0.62%            1.04%            (1.49)%(3)
(excluding waivers)

Portfolio Turnover Rate                               43%              39%              152%             7%
------------------------------------------------------------------------------------------------------------------

(1)Expense ratios do not include expenses of the underlying funds.

(2)Commenced operations on October 1, 1996.

(3)Annualized.

GLOBAL GROWTH ALLOCATION FUND

                                                        Fiscal Period        Fiscal Year Ended     Fiscal Period
                                                        Ended October        November 30,          December 1, 1997(2)
                                                        31, 2000(1)          1999                  through November
                                                                                                   30, 1998
Per Share Data

Net Asset Value, Beginning of Period                    $12.94               $10.35                $10.00

Investment Operations:

Net Investment Income                                   0.01                 0.09                  0.05

Net Gains (Losses) on Investments (both realized        (0.17)               2.78                  0.34
and unrealized)

Total From Investment Operations                        (0.16)               2.87                  0.39

Less Distributions:

Dividends (from net investment income)                  ---                  (0.10)                (0.04)

Distributions (from capital gains)                      (0.14)               (0.18)                ---

Total Distributions                                     (0.14)               (0.28)                (0.04)

Net Asset Value, End of Period                          $12.64               $12.94                $10.35

Total Return(3)                                         (1.30)%(4)           28.44%                3.95%(4)

Ratios/Supplemental Data

Net Assets, End of Period (000)                         $72,125              $59,496               $48,459

Ratio of Expenses to Average Net Assets                 1.18%(5)             1.13%                 1.31%(5)

Ratio of Net Income to Average Net Assets               0.12%(5)             0.27%                 0.37%(5)

Ratio of Expenses to Average Net Assets (excluding      1.28%                1.29%                 1.51%
waivers)

Ratio of Net Income (Loss) to Average Net Assets        %                    %                     %
(excluding waivers)

Portfolio Turnover Rate(6)                              10.43%(3)            34.00%                3.00%(3)
-----------------------------------------------------------------------------------------------------------------------

(1)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

(2)Commencement of operations.

(3)Not annualized.

(4)The total return calculation does not reflect the maximum sales charge of 5.50%.

(5)Annualized.

(6)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

GROWTH FUND

                                                                       Fiscal year ended September 30,

                                                        2000             1999           1998             1997(2)
Per Share Data

Net Asset Value, Beginning of Period                    $11.85           $11.05         $12.12           $10.00

Investment Operations:

Net Investment Income                                   0.25             0.25           0.28             0.18

Net Gains (Losses) on Investments (both realized        2.00             1.49           (0.98)           2.12
and unrealized)

Total From Investment Operations                        2.25             1.74           (0.70)           2.30

Less Distributions:

Dividends (from net investment income)                  (0.25)           (0.25)         (0.28)           (0.18)

Distributions (from capital gains)                      (0.64)           (0.69)         (0.09)           ---

Total Distributions                                     (0.89)           (0.94)         (0.37)           (0.18)

Net Asset Value, End of Period                          $13.21           $11.85         $11.05           $12.12

Total Return                                            19.66%           16.31%         (5.95)%          23.23%

Ratios/Supplemental Data

Net Assets, End of Period (000)                         $109,004         $88,213        $65,656          $15,676

Ratio of Expenses to Average Net Assets(1)              0.34%            0.28%          0.25%            0.60%(3)

Ratio of Net Income to Average Net Assets               1.93%            2.05%          2.33%            1.61%(3)

Ratio of Expenses to Average Net Assets (excluding      0.74%            0.85%          0.89%            2.62%(3)
waivers)(1)

Ratio of Net Income (Loss) to Average Net Assets        1.53%            1.48%          1.69%            (0.41)%(3)
(excluding waivers)

Portfolio Turnover Rate                                 42%              34%            143%             6%
-------------------------------------------------------------------------------------------------------------------

(1)Expense ratios do not include expenses of the underlying funds.

(2)Commenced operations on October 1, 1996.

(3)Annualized.

GROWTH AND INCOME FUND

                                                                    Fiscal year ended September 30,

                                                      2000             1999             1998              1997(2)
Per Share Data

Net Asset Value, Beginning of Period                  $11.51           $11.08           $11.76            $10.00

Investment Operations:

Net Investment Income                                 0.33             0.32             0.35              0.26

Net Gains (Losses) on Investments (both realized      1.31             1.05             (0.59)            1.76
and unrealized)

Total From Investment Operations                      1.64             1.37             (0.24)            2.02

Less Distributions:

Dividends (from net investment income)                (0.34)           (0.32)           (0.35)            (0.26)

Distributions (from capital gains)                    (0.79)           (0.62)           (0.09)            ---

Total Distributions                                   (1.13)           (0.94)           (0.44)            (0.26)

Net Asset Value, End of Period                        $12.02           $11.51           $11.08            $11.76

Total Return                                          14.88%           12.81%           (2.18)%           20.47%

Ratios/Supplemental Data

Net Assets, End of Period (000)                       $233,427         $209,229         $207,907          $27,565

Ratio of Expenses to Average Net Assets(1)            0.34%            0.28%            0.25%             0.60%(3)

Ratio of Net Income to Average Net Assets             2.83%            2.83%            3.05%             2.59%(3)

Ratio of Expenses to Average Net Assets (excluding    0.70%            0.79%            0.82%             2.10%(3)
waivers)(1)

Ratio of Net Income to Average Net Assets             2.47%            2.32%            2.48%             1.09%(3)
(excluding waivers)

Portfolio Turnover Rate                               46%              41%              158%              37%
------------------------------------------------------------------------------------------------------------------

(1)Expense ratios do not include expenses of the underlying funds.

(2)Commenced operations on October 1, 1996.

(3)Annualized.

INCOME FUND

                                                                 Fiscal year ended September 30,

                                                  2000               1999             1998               1997(2)
Per Share Data

Net Asset Value, Beginning of Period              $10.48             $11.23           $10.82             $10.00

Investment Operations:

Net Investment Income                             0.50               0.53             0.50               0.41

Net Gains (Losses) on Investments (both           0.22               (0.40)           0.43               0.82
realized and unrealized)

Total From Investment Operations                  0.72               0.13             0.93               1.23

Less Distributions:

Dividends (from net investment income)            (0.49)             (0.53)           (0.50)             (0.41)

Distributions (from capital gains)                (0.23)             (0.35)           (0.02)             ---

Total Distributions                               (0.72)             (0.88)           (0.52)             (0.41)

Net Asset Value, End of Period                    $10.48             $10.48           $11.23             $10.82

Total Return                                      7.18%              1.13%            8.72%              12.51%

Ratios/Supplemental Data

Net Assets, End of Period (000)                   $54,138            $83,302          $116,779           $36,119

Ratio of Expenses to Average Net Assets(1)        0.33%              0.28%            0.25%              0.60%(3)

Ratio of Net Income to Average Net Assets         4.81%              4.83%            4.63%              4.39%(3)

Ratio of Expenses to Average Net Assets           0.77%              0.83%            0.84%              2.00%(3)
(excluding waivers)(1)

Ratio of Net Income to Average Net Assets         4.37%              4.28%            4.04%              2.99%(3)
(excluding waivers)

Portfolio Turnover Rate                           69%                21%              106%               29%
-----------------------------------------------------------------------------------------------------------------

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FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


SEC file number:  811-05309

                       FIRST AMERICAN STRATEGY FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED [         ], 2001

                                   INCOME FUND
                                   GROWTH FUND
                             GROWTH AND INCOME FUND
                             AGGRESSIVE GROWTH FUND
                               GLOBAL GROWTH FUND


         This Statement of Additional Information relates to the Class A, Class B, Class C. Class S and Class Y Shares of the funds named above (the "Funds"), each of which is a series of First American Strategy Funds, Inc. ("FASF"). This Statement of Additional Information is not a prospectus, but should be read in
conjunction with the Funds' current Prospectus dated [        ], 2001. The
financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended September 30, 2000 and the financial statements included as part of the Fund's Semi-Annual Report dated March 31, 2001 are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds' Prospectus by reference. To obtain copies of Prospectus or the Funds' Annual Report(s) at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call
Investor Services at 1-800-[       ]. Please retain this Statement of Additional
Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION.........................................................   1

INVESTMENT RESTRICTIONS OF THE FUNDS........................................   2

ADDITIONAL INFORMATION CONCERNING INVESTMENTS
BY THE FUNDS AND THE UNDERLYING FUNDS.......................................   3
         Short-Term Investments.............................................   3
         Repurchase Agreements..............................................   4
         When-Issued and Delayed Delivery Transactions......................   4
         Lending of Portfolio Securities....................................   5
         Options Transactions...............................................   5
         Futures and Options on Futures.....................................   7
         Securities of Foreign Banks and Branches...........................   8
         Foreign Securities.................................................   9
         Foreign Securities Exchanges.......................................  10
         Foreign Currency Transactions......................................  11
         Real Estate Investment Trust ("REIT") Securities...................  12
         Mortgage-Backed Securities.........................................  13
         Asset-Backed Securities............................................  15
         Debt Obligations -- Strategic Income Fund..........................  16
         Debt Obligations Rated Less Than Investment Grade..................  17
         U.S. Government Securities.........................................  17
         Zero Coupon Securities.............................................  18
         Floating Rate Corporate Debt Obligations...........................  18
         Fixed Rate Corporate Debt Obligations..............................  18
         Participation Interests............................................  18
         Fixed Income Securities -- Equity Funds............................  18
         Payment-In-Kind Debentures and Delayed Interest Securities.........  19
         Preferred Stock....................................................  19
         Loan Participations; Section 4(2) and Rule 144A Securities.........  19
         Credit Enhancement Agreements......................................  20
         Money Market Funds.................................................  20

INVESTMENT RESTRICTIONS OF THE UNDERLYING FUNDS.............................  20
         Restrictions Applicable to the Equity Funds, Strategic
           Income Fund and Fixed Income Fund ...............................  20
         Restrictions Applicable to Prime Obligations Fund..................  21

DIRECTORS AND EXECUTIVE OFFICERS............................................  22
         Directors..........................................................  22
         Executive Officers.................................................  23
         Compensation.......................................................  24

CODE OF ETHICS..............................................................  25

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS........................  25
         Investment Advisory Agreement......................................  25
         Administration Agreement...........................................  26
         Distributor and Shareholder Service Plan and Agreement.............  27
         Custodian; Counsel; Auditors.......................................  30

INVESTMENT ADVISORY SERVICES FOR THE UNDERLYING FUNDS.......................  30
         Investment Advisory Agreements of the Underlying Funds.............  30
         Sub-Advisory Agreements for Emerging Markets Fund,
           International Fund and Strategic Income Fund.....................  32

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE..........................  33

CAPITAL STOCK...............................................................  34

NET ASSET VALUE AND PUBLIC OFFERING PRICE...................................  37

FUND PERFORMANCE............................................................  37
         SEC Standardized Performance Figures...............................  37
         Non-Standard Distribution Rates....................................  39
         Certain Performance Comparisons....................................  40

TAXATION....................................................................  40

REDUCING SALES CHARGES......................................................  41
         Class A Sales Charge...............................................  41
         Sales of Class A Shares at Net Asset Value.........................  41

ADDITIONAL INFORMATION ABOUT SELLING SHARES.................................  42
         By Telephone.......................................................  42
         By Mail............................................................  42
         Redemption Before Purchase Instruments Clear.......................  43

RATINGS.....................................................................  44
         Ratings of Corporate Debt Obligations and Municipal Bonds..........  44
         Ratings of Preferred Stock.........................................  45
         Ratings of Commercial Paper........................................  46

FINANCIAL STATEMENTS........................................................  46

                               GENERAL INFORMATION

         First American Strategy Funds, Inc. ("FASF") was incorporated in the State of Minnesota on June 19, 1996. FASF is organized as a series fund and currently issues Class A shares in four series. Each series of shares represents a separate investment portfolio with its own investment objectives and policies (in essence, a separate mutual fund). The series of FASF to which this Statement of Additional Information relates are named on the cover hereof. These series are referred to in this Statement of Additional Information as the "Funds." Each of the Funds are open-end diversified investment companies.

         As described in the Funds' Prospectus, each Fund seeks to achieve its investment objectives by investing primarily in a variety of other mutual funds which are also advised by the Funds' investment advisor. These other mutual funds include Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Real Estate Securities Fund, Emerging Markets Fund, International Fund, Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund, each of which is a series of First American Investment Funds, Inc., and Prime Obligations Fund, which is a series of First American Funds, Inc. These other funds are referred to herein and in the Prospectus collectively as the "Underlying Funds." The first eleven funds named above are referred to herein and in the Prospectus collectively as the "Equity Funds."

         Shareholders may purchase shares of each Fund through five separate classes, Class A, Class B, Class C, Class S and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A, Class B and Class C Shares of the Funds. Except for differences among the classes pertaining to distribution costs and shareholder servicing fees, each share of each Fund represents an equal proportionate interest in that Fund.

         The Bylaws of FASF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the Investment Company Act of 1940 (the "1940 Act"). Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting power of all shares entitled to vote may demand a regular meeting of shareholders. Minnesota law further provides that a special meeting of shareholders may be called by a shareholder or shareholders holding 10% or more of the voting power of all shares entitled to vote, except that a special meeting for the purpose of considering any action to facilitate or effect a business combination, including any action to change or otherwise affect the composition of the board of directors for that purpose, must be called by 25% or more of the voting power of all shares entitled to vote. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First American Investment Funds, Inc. ("FAIF"); First American Insurance Portfolios, Inc. ("FAIP"); and eleven separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II, American Strategic Income Portfolio Inc.-III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc.-II, American Municipal Term Trust Inc.-III, Minnesota Municipal Term Trust Inc., Minnesota Municipal Term Trust Inc.-II, and American Income Fund, Inc.) collectively referred to as the First American Closed-End Funds ("FACEF").

FIRSTAR FUNDS, INC. / FIRST AMERICAN STRATEGY FUNDS, INC. REORGANIZATION

         On [         ], 2001, Firstar Funds, Inc and FASF consummated a
reorganization pursuant to which shares of Firstar Global Equity Fund were exchanged for shares of FASF Global Growth Fund. Since the Firstar Fund was the financial accounting survivor of the reorganization transaction, the performance history, historical data and certain of the expense information prior to [________________], 2001 is that of Firstar Global Equity Fund.

                      INVESTMENT RESTRICTIONS OF THE FUNDS

         In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Additional Information Concerning Investments by the Funds and the Underlying Funds" below, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         None of the investment restrictions set forth below shall be deemed to restrict any Fund from holding securities of investment companies which engage in the activities described in such investment restrictions. None of the investment restrictions set forth below shall be deemed to restrict any Fund from receiving, holding, and disposing of any securities received as a result of an in-kind redemption by an investment company whose shares are held by such Fund.


         Each of the Funds will:

         1. Concentrate its investments in other investment companies, but will not concentrate its investments in any other particular industry. Investing in one or more other investment companies that in turn concentrate their investments in one or more particular industries shall not violate this limitation. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         None of the Funds will:

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Purchase physical commodities or contracts relating to physical commodities.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by FASF's Board of Directors without shareholder vote. None of the Funds will:

         1. Invest more than 15% of its net assets in all forms of illiquid investments.

         2. Make additional investments while its borrowings exceed 5% of total assets.

         3.       Make short sales of securities.

         4. Lend portfolio securities representing in excess of one-third of the value of its total assets.

                  ADDITIONAL INFORMATION CONCERNING INVESTMENTS
                      BY THE FUNDS AND THE UNDERLYING FUNDS

         The main investment strategies of the Funds and the Underlying Funds are set forth in such Funds' Prospectus. Additional information concerning such main investment strategies and other investment strategies which may be made by the Funds and the Underlying Funds is set forth under this caption. Additional information concerning the Funds' investment restrictions is set forth above under the caption "Investment Restrictions of the Funds," and additional information concerning the Underlying Funds' investment restrictions is set forth below under the caption "Investment Restrictions of the Underlying Funds."

         A percentage limitation on investments by an Underlying Fund stated in this section or in "Investment Restrictions of the Underlying Funds" is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on illiquid investments and borrowing. An Underlying Fund (except Strategic Income Fund and Equity Income Fund to the extent it can buy convertibles) which is limited to investing in securities with specified ratings or of a certain credit quality is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Underlying Fund may consider doing so. However, in no event will more than 5% of any Underlying Fund's net assets be invested in non-investment grade securities or unrated securities determined to be of comparable quality by the Advisor or Sub-Advisor of the Underlying Fund. Descriptions of the rating categories of Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. and Moody's Investors Services, Inc. are contained in "Ratings" below.

SHORT-TERM INVESTMENTS

         The Funds and the Underlying Funds can invest in a variety of short-term instruments which are specified in their respective Prospectuses and Statement of Additional Information. Short-term investments may be entered into on a joint basis by the Funds, the Underlying Funds, and other funds advised by the U.S. Bancorp Piper Jaffray Asset Management, Inc., the Fund's investment advisor (the "Advisor"). These short-term investments include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of an Underlying Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Funds and the Underlying Funds may so invest include money market funds advised by the Advisor, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC") with respect thereto.

         The bank instruments in which Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund invest may also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. In each instance, Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in their respective Prospectus and Statement of Additional Information, the Funds and the Underlying Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds and the Underlying Funds also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings" herein.

         BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund or an Underlying Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund or an Underlying Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor or, in the case of Emerging Markets Fund, International Fund and Strategic Income Fund, their respective sub-advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

REPURCHASE AGREEMENTS

         Each of the Underlying Funds may enter into repurchase agreements. A repurchase agreement involves the purchase by an Underlying Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Underlying Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Underlying Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), an Underlying Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor or, in the case of Emerging Markets Fund and International Fund, their respective sub-advisor will monitor the creditworthiness of the firms with which the Underlying Funds enter into repurchase agreements. In the case of Strategic Income Fund, the Advisor and the Fund's investment sub-advisor will monitor the creditworthiness of the firms with which such Underlying Fund enters into repurchase agreements.

         The Underlying Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Underlying Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         Each of the Underlying Funds (excluding Equity Index Fund) may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. An Underlying Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date.

         The purchase of securities on a when-issued or delayed delivery basis exposes an Underlying Fund to risk because the securities may decrease in value prior to delivery. In addition, an Underlying Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Underlying Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to an Underlying Fund could prevent the Underlying Fund from realizing a price or yield considered to be advantageous. Prime Obligations Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of its net assets would be so invested.

         In connection with their ability to purchase securities on a when-issued or delayed delivery basis, Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund may enter into mortgage "dollar rolls" in which such Underlying Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a future date. In a mortgage dollar roll, Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund give up the right to receive principal and interest paid on the securities sold. However, these Underlying Funds would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund compared with what such performance would have been without the use of mortgage dollar rolls. Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund will hold and maintain in segregated accounts until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

         When an Underlying Fund agrees to purchase securities on a when-issued or delayed delivery basis, its custodian will maintain in a segregated account cash or liquid securities in an amount sufficient to meet its purchase commitments. It may be expected that an Underlying Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because an Underlying Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment advisor or sub-advisor to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, an Underlying Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Underlying Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which its advisor or, in the case of Emerging Markets Fund, International Fund and Strategic Income Fund, their respective investment sub-advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Underlying Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Underlying Fund. During the time portfolio securities are on loan, the borrower pays the lending Underlying Fund any dividends or interest paid on the securities. Loans are subject to termination by the lending Underlying Fund or the borrower at any time. While an Underlying Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Underlying Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees paid to an affiliate of the Advisor) in connection with these loans.

         U.S. Bank National Association (U.S. Bank") (the Funds' custodian and an affiliate of the Advisor) may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation. U.S. Bank currently receives fees equal to 40% of the Funds' income from securities lending transactions.

OPTIONS TRANSACTIONS

         PURCHASES OF PUT AND CALL OPTIONS. The Underlying Funds, other than Prime Obligations Fund and Equity Index Fund, may purchase put and call options. Each of the Underlying Funds, other than Prime Obligations Fund and Equity Index Fund, may purchase put and call options on securities and stock indices. Strategic Income Fund and High Yield Bond Fund may purchase options on interest rate indices. Emerging Markets Fund, International Fund and Strategic Income Fund may purchase options on foreign currencies. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

         OPTIONS ON SECURITIES. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

         An Underlying Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, an Underlying Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, an Underlying Fund may purchase call options to hedge against an increase in the price of securities that the Underlying Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         OPTIONS ON STOCK INDICES. Options on stock indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on a stock index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. In particular, this amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

         OPTIONS ON INTEREST RATE INDICES. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on price movements in the interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

         WRITING OF CALL OPTIONS. The Underlying Funds, other than Prime Obligations Fund and Equity Index Fund, may write (sell) covered call options to the extent specified with respect to particular Underlying Funds as set forth herein. These transactions would be undertaken principally to produce additional income. Depending on the Underlying Fund, these transactions may include the writing of covered call options on equity securities or (only in the case of Emerging Markets Fund, International Fund and Strategic Income Fund) on foreign currencies which an Underlying Fund owns or has the right to acquire or on interest rate indices. These Underlying Funds (other than Emerging Markets Fund and International Fund) may write (sell) covered call options covering up to 25% of the equity securities owned by such Underlying Funds and, in the case of Emerging Markets Fund and International Fund, covering up to 50% of the equity securities owned by such Underlying Funds. Strategic Income Fund may write
(sell) covered call options on equity securities covering up to 25% of its net assets.

         When an Underlying Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Underlying Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Underlying Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option.

         The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If an Underlying Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The Equity Funds and Strategic Income Fund also may write call options on indices, the movements of which generally correlate with those of such respective Underlying Funds' portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the applicable Underlying Fund's portfolio securities.

         LIMITATIONS. None of the Underlying Funds other than Mid Cap Growth Fund, Emerging Markets Fund and International Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. An Underlying Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

         The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by an Underlying Fund and the prices of options, and the risk of limited liquidity in the event that an Underlying Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

         Equity Index Fund, Fixed Income Fund, Emerging Markets Fund, International Fund and Strategic Income Fund and High Yield Bond Fund may engage in futures transactions and purchase options on futures. The Funds may purchase futures and options on futures contracts on securities. Emerging Markets Fund, International Fund, Strategic Income Fund and High Yield Bond Fund may purchase futures and options on futures contracts on securities, stock indices or foreign currencies.

         A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

         At the same time a futures contract is purchased or sold, a Fund or Underlying Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund or Underlying Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require a Fund or Underlying Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations, to cover its performance under such contracts.

         The Funds may use futures contracts and options or futures in order to remain effectively fully invested. These investment techniques may be used in order to re-allocate assets among asset categories while minimizing transaction costs; to maintain sufficient liquidity to meet redemption requests; to maintain cash reserves while simulating full investment; to facilitate trading; or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. In addition, Equity Index Fund may use stock index futures and options on futures to increase the level of Fund assets devoted to replicating the composition of the S&P 500 Composite Index. In the case of the Underlying Funds, these investment techniques are designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which an Underlying Fund holds or intends to purchase.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's or Underlying Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed of the market value of Emerging Market Fund's and International Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's and Underlying Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         Where a Fund or an Underlying Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's or Underlying Fund's total assets. Where a Fund or an Underlying Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, such Fund or Underlying Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which a Fund or Underlying Fund was permitted to enter. Where an Underlying Fund is permitted to enter into futures contracts obligating it to sell securities or currencies (as is the case with respect only to Emerging Markets Fund, International Fund and Strategic Income Fund), its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out the contracts prior to the settlement date.

         A Fund or Underlying Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund or Underlying Fund had not entered into any futures transactions. In addition, the value of an Underlying Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the Fund's or Underlying Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. Because of the low margin requirements in the futures markets, they may be subject to market forces, including speculative activity, which do not affect the cash markets. There also is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

SECURITIES OF FOREIGN BANKS AND BRANCHES

         Prime Obligations Fund may invest in obligations of foreign branches of United States banks and United States branches of foreign banks. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

         Because the portfolio of Prime Obligations Fund's investments in taxable money market securities may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, such Underlying Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by such Underlying Fund. Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. Prime Obligation Fund has agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

FOREIGN SECURITIES

         GENERAL. Under normal market conditions Emerging Markets Fund and International Fund each invests at least 65% of its total assets in equity securities which trade in markets other than the United States. Strategic Income Fund normally invests a significant portion of its assets in foreign government and foreign corporate debt obligations, and from time to time may invest up to 100% of its total assets in such obligations. In addition, the other Equity Funds may invest lesser proportions of their assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

         Fixed Income Fund may invest up to 15% of its total assets and High Yield Bond Fund may invest up to 25% of its total assets in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the government of Canada, any Canadian province, or any instrumentality or political subdivision thereof; (ii) any other foreign government, agency or instrumentality; (iii) foreign subsidiaries of United States corporations; and (iv) foreign banks having total capital and surplus at the time of investment of at least $1 billion. Such foreign bank or corporate securities must be rated by at least one major United States rating agency as having a quality not less than that which would be required for comparable domestic securities. In addition, Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund also may invest in Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit as described under "-- Short-Term Instruments" above.

         Prime Obligations Fund may invest in United States dollar-denominated obligations of foreign banks, United States branches of foreign banks and foreign branches of United States banks.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

         EMERGING MARKETS. Emerging Markets Fund, International Fund and Strategic Income Fund may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern European) countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

         Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

         AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign securities, the Equity Funds or Strategic Income Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United states for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Emerging Markets Fund, International Fund and Strategic Income Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

         Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

FOREIGN SECURITIES EXCHANGES

         Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of Emerging Markets Fund, International Fund and Strategic Income Fund may be uninvested. In addition, settlement problems could cause Emerging Markets Fund, International Fund or Strategic Income Fund to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for an Underlying Fund to obtain or to enforce a judgment against the issuer.

FOREIGN CURRENCY TRANSACTIONS

         Emerging Markets Fund, International Fund and Strategic Income Fund invest in securities which are purchased and sold in foreign currencies. The value of their assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Emerging Markets Fund, International Fund and Strategic Income Fund also will incur costs in converting United States dollars to local currencies, and vice versa.

         Emerging Markets Fund, International Fund and Strategic Income Fund will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell an amount of a specific currency at a specified price on a future date agreed upon by the parties. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         Emerging Markets Fund, International Fund and Strategic Income Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. These Underlying Funds may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Underlying Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. They also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. Emerging Markets fund, International Fund and Strategic Income Fund also may hedge foreign currency exchange rate risk by engaging in currency futures and options transactions.

         Although a foreign currency hedge may be effective in protecting the Underlying Fund from losses resulting from unfavorable changes in exchange rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Underlying Fund from favorable changes in exchange rates. The applicable Underlying Fund's investment sub-advisor's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that their respective investment sub-advisor's view regarding future exchange rates proves to have been incorrect, Emerging Markets Fund, International Fund and Strategic Income Fund may realize losses on their foreign currency transactions.

         As stated above, Emerging Markets Fund, International Fund and Strategic Income Fund may engage in a variety of foreign currency transactions in connection with their investment activities. These include forward foreign currency exchange contracts, foreign currency futures, and foreign currency options.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. These Underlying Funds will not enter into such forward contracts or maintain a net exposure in such contracts where the Underlying Funds would be obligated to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency. The Underlying Funds will comply with applicable SEC announcements requiring them to segregate assets to cover the Underlying Fund's commitments with respect to such contracts. At the present time, these announcements generally require a fund with a long position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities equal to the purchase price of the contract, and require a fund with a short position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities that, when added to any margin deposit, equal the market value of the currency underlying the forward contract. These requirements will not apply where a forward contract is used in connection with the settlement of investment purchases or sales or where the position has been "covered" by entering into an offsetting position. The Underlying Funds generally will not enter into a forward contract with a term longer than one year except that Strategic Income Fund will not enter into a forward contract with a term longer than six months.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, Emerging Markets Fund, International Fund and Strategic Income Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, these Underlying Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange contracts.

         FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buy may close its position during the option period in the secondary market for such options at any time prior to expiration.

         A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect Emerging Markets Fund, International Fund or Strategic Income Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if an Underlying Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Underlying Fund's gain would be offset in part by the premium paid for the option. Similarly, if an Underlying Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Underlying Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Underlying Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES

         A majority of Real Estate Securities Fund's total assets will be invested in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

         REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and derives its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although Real Estate Securities Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

         Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry. Although Real Estate Securities Fund will operate as a non-diversified investment company under the 1940 Act, it intends to conduct its operations so as to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         Because Real Estate Securities Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code, by their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through Real Estate Securities Fund, a shareholder of Real Estate Securities Fund bears not only a proportionate share of the expenses of Real Estate Securities Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

MORTGAGE-BACKED SECURITIES

         Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund may invest in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below. In addition, Strategic Income Fund may invest in private mortgage pass-through securities and in Real Estate Mortgage Investment Conduits ("REMICs").

         Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNM with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

         The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

         The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The applicable Underlying Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor or applicable investment sub-advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

         CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

         * In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

         * A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

         * An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

         * As discussed above with respect to Agency Pass-Through Certificates, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

         * A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

         * A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

         REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest (the type in which Strategic Income Fund primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

         It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. None of the applicable Underlying Funds will invest more than 10% of their total fixed income assets in interest-only, principal-only, inverse interest only or inverse floating rate mortgage-backed securities.

ASSET-BACKED SECURITIES

         Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

DEBT OBLIGATIONS -- STRATEGIC INCOME FUND AND HIGH YIELD BOND FUND

         Strategic Income Fund and High Yield Bond Fund may invest in both investment grade and non-investment grade (lower-rated) bonds (which may be denominated in U.S. dollars or non-U.S. currencies) and other debt obligations issued by domestic and foreign corporations and other private issuers. High Yield Bond Fund invests primarily in non-investment grade bonds. There are no minimum rating requirements for these investments by the Fund. Strategic Income Fund's and High Yield Bond Fund's investments may include U.S. dollar denominated debt obligations known as "Brady Bonds," which are issued for the exchange of existing commercial bank loans to foreign entities for new obligations that are generally collateralized by zero coupon Treasury securities having the same maturity. From time to time, Strategic Income Fund's and High Yield Bond Fund's portfolio may consist primarily of lower-rated (i.e., rated Ba or lower by Moody's, or BB or lower by Standard & Poor's) corporate debt obligations, which are commonly referred to as "junk bonds." Certain debt obligations in which the Fund invests may involve equity characteristics. The Funds may, for example, invest in unit offerings that combine debt securities and common stock equivalents such as warrants, rights and options. It is anticipated that the majority of the value attributable to the unit will relate to its debt component.

         The prices and yields of non-investment grade securities generally fluctuate more than investment grade securities, and such prices may decline significantly.

DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE

         The "equity securities" in which certain Underlying Funds may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated as low as CCC by Standard & Poor's or Caa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." Equity Income Fund may invest in corporate debt obligations which are convertible into common stock without regard to their rating.

         Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations.

         In addition, the secondary trading market for less than investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for an Underlying Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.

         Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of a Fund's use of non-investment grade convertible debt obligations may be more dependent on its Advisor's own credit analysis than is the case with investment grade obligations.

U.S. GOVERNMENT SECURITIES

         The U.S. government securities in which the Underlying Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which such Underlying Funds invest principally are:

         * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

         * notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

         * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

         * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

         The government securities in which the Underlying Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities such as GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the FNMA or FHLMC are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government.

ZERO COUPON SECURITIES

         Fixed Income Fund, Strategic Income Fund and High Yield Fund may invest in zero coupon, fixed income securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

FLOATING RATE CORPORATE DEBT OBLIGATIONS

         Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund expects to invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Common utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

FIXED RATE CORPORATE DEBT OBLIGATIONS

         Fixed Income Fund, Strategic Income Fund and High Yield Bond Fund will also invest in fixed rate securities. Fixed Income Fund invests at least 65% of its total assets in fixed rate obligations. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

PARTICIPATION INTERESTS

         Strategic Income Fund and High Yield Bond Fund may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. Strategic Income Fund's and High Yield Bond Fund's investments in participation interests are subject to its limitation on investments in illiquid securities. Strategic Income Fund and High Yield Bond Fund may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate of interest rate index. Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by Moody's, or D by Standard & Poor's.

FIXED INCOME SECURITIES -- EQUITY FUNDS

         The fixed income securities in which the Equity Funds may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "-- Short-Term Investments." Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Equity Funds' investment advisor. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

         In addition, Equity Income Fund may invest up to 25% of its total assets, and each of the other Equity Funds may invest up to 5% of its net assets, in less than investment grade convertible debt obligations.

         The fixed income securities specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by an Underlying Fund); (ii) credit risk (the risk that the issuers of debt securities held by an Underlying Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring an Underlying Fund to reinvest the prepayment at a lower interest rate).

PAYMENT-IN-KIND DEBENTURES AND DELAYED INTEREST SECURITIES

         Strategic Income Fund and High Yield Bond Fund may invest in debentures the interest on which may be paid in other securities rather than cash ("PIKs"). Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by Strategic Income Fund or High Yield Bond Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause Strategic Income Fund or High Yield Bond Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

         Unlike PIKs, delayed interest securities do not pay interest for a specified period. Because values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly, they may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

PREFERRED STOCK

         The Equity Funds, Strategic Income Fund and High Yield Bond Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

         Although Fixed Income Fund will not make direct purchases of common or preferred stocks or rights to acquire common or preferred stocks, it may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, such stocks. Equity interest acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by Fixed Income Fund as soon as practicable in an orderly manner.

LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES

         The loan participation interests in which Prime Obligations Fund may invest represent pro rata undivided interests in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Underlying Fund's investment advisor to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then it will be limited, together with other illiquid investments, to not more than 10% of Prime Obligations Fund's net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 meet the criteria for liquidity established by the Board of Directors are deemed to be liquid. Consequently, Prime Obligations Fund does not intend to subject such securities to the limitation applicable to illiquid securities.

CREDIT ENHANCEMENT AGREEMENTS

         Prime Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on Prime Obligation Fund's investment securities. Although each investment security, at the time it is purchased, must meet Prime Obligations Fund's creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when Prime Obligations Fund's investment advisor, through yield and credit analysis, deems that credit enhancement of certain of Prime Obligations Fund's securities is advisable.

MONEY MARKET FUNDS

         When an Underlying Fund is permitted to invest a portion of its assets in securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (i.e., in money market funds), the other funds in which it is permitted to invest include money market funds advised by the Underlying Fund's investment advisor. Investments by the Underlying Funds in money market funds advised by such advisor are subject to certain restrictions contained in an exemptive order issued by the SEC with respect thereto. Where Prime Obligations Fund invests in other money market funds, the permitted investments of such other money market funds must constitute permitted investments of Prime Obligations Fund.

                 INVESTMENT RESTRICTIONS OF THE UNDERLYING FUNDS

RESTRICTIONS APPLICABLE TO THE UNDERLYING FUNDS OTHER THAN PRIME OBLIGATIONS
FUND

In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Additional Information Concerning Investments by the Funds and the Underlying Funds" above, each of the Underlying Funds that is a series of FAIF is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to an Underlying Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         None of the Funds will:

         1. Concentrate its investments in a particular industry, except that each Fund with one or more industry concentration implied by its name shall, in normal market conditions, concentrate in securities of issues within that industry or industries. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Purchase physical commodities or contracts relating to physical commodities.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Portfolios from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without a shareholder vote:

         None of the Funds will:

         1. Invest more than 15% of its net assets in all forms of illiquid investments.

         2. Borrow money in an amount exceeding 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. No Fund will make additional investments while its borrowings exceed 5% of total assets.

         3.       Make short sales of securities.

         4. Lend portfolio securities representing in excess of one-third of the value of their total assets.

         The Board of Directors has adopted guidelines and procedures under which the Underlying Funds' investment advisor is to determine whether the following types of securities which may be held by certain Funds are "liquid" and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floaters and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

         For determining compliance with its investment restriction relating to industry concentration, each Underlying Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Advisor. For example, an asset-backed security known as "Money Store 94-D A2" would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal Finance Companies -- Automobile. Similarly, an asset-backed security known as "Midlantic Automobile Grantor Trust 1992-1 B" would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks -- Automobile. Thus, an issuer or sponsor may be included in more than one "industry" classification, as may a particular type of collateral.

RESTRICTIONS APPLICABLE TO PRIME OBLIGATIONS FUND

In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Additional Information Concerning Investments by the Funds and the Underlying Funds" above, Prime Obligations Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed without approval by the holders of a majority of the outstanding shares of Prime Obligations Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The investment restrictions set forth in paragraphs 7 and 8 below are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         The Fund will not:

         1. Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions , are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Purchase physical commodities or contracts relating to physical commodities.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         7.       Sell securities short.

         8. Invest more than 10% of their net assets in illiquid securities.

         In connection with Prime Obligations Fund's purchase of variable rate certificates of deposit ("CDs"), it may enter into agreements with banks or dealers allowing Prime Obligations Fund to resell the certificates to the bank or dealer, at Prime Obligations Fund's option. Time deposits which may be purchased by Prime Obligations Fund are deposits held in foreign branches of United States banks which have a specified term or maturity. Prime Obligations Fund purchases CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC"), and whose deposits are insured by either the Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because Prime Obligations Fund purchases large denomination CDs, it does not expect to benefit materially from such insurance. The policies described in this paragraph are non-fundamental and may be changed by FAF's Board of Directors.

         In addition, Prime Obligations Fund is subject to the provisions of Rule 2a-7 under the 1940 Act, which require, among other things, that the Fund invest exclusively in securities that mature within 397 days from the date of purchase as determined pursuant to Rule 2a-7, that it maintains an average weighted maturity of not more than 90 days, and that it invests only in United States dollar-denominated investments that meet specified credit quality standards.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FASF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FASF's Board of Directors is generally responsible for the overall operation and management of FASF. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FASF are identified with an asterisk.

DIRECTORS

         Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAF since December 1994, of FAIF since September 1994, of FASF since June 1996 and of FAIP since August 1999; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office). Age: 59.

         * Andrew S. Duff, 800 Nicollet Mall, Minneapolis, Minnesota 55402:
[Director of FAF, FAIF, FASF and FAIP since August 2001]; President and Chief Executive Officer of U.S. Bancorp Piper Jaffray and Vice Chairman of U.S. Bank since 2000; President and Chief Operating Officer of U.S. Bancorp Piper Jaffray (1995-2000); employee at Piper Jaffray since 1980. Age: 43.

         Roger A. Gibson, 1020 15th Street, Ste. 41A, Denver, Colorado 80202:
Director of FAF, FAIF and FASF since October 1997, and of FAIP since August 1999; Vice President of Cargo for United Airlines since 2001; prior to his current position, served most recently as Vice President North America-Mountain Region for United Airlines (1995-2001); employee at United Airlines since 1967.
Age: 55.

         Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997, and of FAIP since August 1999; Chairman of Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 54.

         Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110; Director of FAF and FAIF since November 1993, of FASF since July 1996, and of FAIP since August 1999; Owner of Executive Management Consulting, Inc., a management consulting firm; Chief Executive Officer of Creative Promotions International LLC, promotional award programs and products; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age: 59.

         * John M. Murphy, Jr., 601 Second Avenue South, Minneapolis, Minnesota 55402; Director of FAIF, FAF and FASF since June 1999, and of FAIP since August 1999; Chairman and Chief Investment Officer of First American Asset Management and U.S. Bank Trust, N.A., and Executive Vice President of U.S. Bancorp, from 1991 to 1999; Executive Vice President of U.S. Bancorp since January 1999; Chairman Minnesota - U.S. Bancorp since 2000. Age: 59.

         Richard K. Riederer, 741 Chestnut Road, Sewickley, Pennsylvania 15143:
[Director of FAF, FAIF, FASF and FAIP since August 2001]; Retired; President and Chief Executive Officer of Weirton Steel from 1995 to 2001; Director of Weirton Steel from 1993 to 2001; Executive Vice President and Chief Financial Officer, Weirton Steel from 1994 to 1995; Vice President of Finance and Chief Financial Officer, Weirton Steel from 1989 to 1994. Age: 57.

         Joseph D. Strauss, 8525 Edenbrook Crossing, # 5, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991, of FASF since June 1996, and of FAIP since August 1999; Chairman of FAF's and FAIF's Boards from 1993 to September 1997 and of FASF's Board from June 1996 to September 1997; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; Owner and President, Excensus(TM), LLC, a consulting firm, since 2000; Attorney-at-law. Age: 61.

         Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Chair of FAIF's, FAF's and FASF's Boards since September 1997, and of FAIP's Board since 1999; Director of FAIF since August 1987, of FAF since April 1991, of FASF since June 1996, and of FAIP since August 1999; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age: 56.

         James M. Wade, 2802 Wind Bluff Circle, Wilmington, North Carolina 28409: [Director of FAIF, FAF, FASF and FAIP since August 2001]; Owner and President, Jim Wade Homes, a home manufacturing company, since 1999; Vice President and Chief Financial Officer, Johnson Controls, Inc., a controls manufacturing company from January 1987 to May 1991. Age: 57.

EXECUTIVE OFFICERS

         Thomas S. Schreier, Jr., U.S. Bancorp Piper Jaffray Asset Management, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55402; President of FAIF, FAF, FASF, and FAIP since February 28, 2001; Chief Executive Officer of U.S. Bancorp Piper Jaffray Asset Management, Inc. since May 2001; Chief Executive Officer of First American Asset Management from December 2000 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray through December 2000; Senior Airline Analyst and Director of Equity Research of Credit Suisse First Boston through 1998. Age: 38.

         Peter O. Torvik, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Marketing of FAIF, FAF, FASF and FAIP since September 20, 2000; Executive Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Executive Vice President of First American Asset Management from February 2001 through May 2001; President and partner of DPG Group, a Florida-based partnership engaged in affinity marketing through 2000. Age: 46.

         Jeffery M. Wilson, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Administration of FAIF, FAF, FASF and FAIP since March 11, 2000; [____] of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Senior Vie President of First American Asset Management through May 2001. Age: 44.

         Robert H. Nelson, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Treasurer of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Senior Vice President of First American Asset Management from 1998 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Vice President of Piper Capital Management Inc. through 1998. Age: 37.

         James L. Chosy, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Secretary of FAIF, FAF, FASF and FAIP since 2000; Associate General Counsel of U.S. Bancorp since 1996. Age: 37.

         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAIF, FAF, FASF and FAIP since March 2000; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF. Age: 56.

         James D. Alt, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm. Age: 49.

         Kathleen L. Prudhomme, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm. Age: 47.

         Alaina Metz, BISYS Fund Services, 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219; Assistant Secretary for FAIF, FAF, FASF and FAIP since March 11, 2000; Chief Administrative Officer of BYSIS Fund Services. Age: 33.

COMPENSATION

         The First American Family of Funds, which includes FASF, FAIF, FAIP, FAF and FACEF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board or committee meetings (other than Pricing Committee meetings for which the regular meeting schedule applies), each director receives a fee of $500 per Board or committee meeting ($750 in the case of the Chair or a committee chair). In addition, directors may receive a per diem fee of $1,500 per day plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $1,500 per diem amount plus the foregoing Board or committee fee for an out of town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, James D. Alt and Kathleen
L. Prudhomme, assistant secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners. The following table sets forth information concerning aggregate compensation paid to each director of FASF (i) by FASF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2000. No executive officer or affiliated person of FASF received any compensation from FASF in excess of $60,000 during such fiscal year:

          (1)                              (2)                (3)                (4)                   (5)
NAME OF PERSON, POSITION                AGGREGATE         PENSION OR      ESTIMATED ANNUAL     TOTAL COMPENSATION
                                      COMPENSATION        RETIREMENT        BENEFITS UPON      FROM REGISTRANT AND
                                    FROM REGISTRANT*   BENEFITS ACCRUED      RETIREMENT         FUND COMPLEX PAID
                                                        AS PART OF FUND                           TO DIRECTORS**
                                                           EXPENSES
Robert J. Dayton, Director             $    804               -0-                -0-                $  57,200
Roger A. Gibson, Director                 1,638               -0-                -0-                   54,800
Andrew M. Hunter III, Director            2,573               -0-                -0-                   56,000
Leonard W. Kedrowski, Director            1,740               -0-                -0-                   58,400
Robert L. Spies, Director                 2,751               -0-                -0-                   59,600
John M. Murphy, Jr., Director               -0-               -0-                -0-                      -0-
Joseph D. Strauss, Director               1,351               -0-                -0-                   65,600
Virginia L. Stringer, Director            1,047               -0-                -0-                   74,500

------------------------------------------------

* Included in the Aggregate Compensation under column 2 are amounts deferred by the directors pursuant to the Deferred Compensation plan discussed below. Pursuant to this plan, compensation was deferred for the following directors:
Roger A. Gibson, $1,156; Andrew M. Hunter III, $2,380; Leonard W. Kedrowski, $1,224; Robert L. Spies, $2,549; and Joseph D. Strauss, $571.

** Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $20,525; Andrew M. Hunter III, $42,250; Leonard W. Kedrowski, $21,725; Robert L. Spies, $45,250; and Joseph D. Strauss, $10,130.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

                                 CODE OF ETHICS

         First American Strategy Funds, First American Asset Management, Marvin & Palmer, Federated Global Investment Management Corp., Clay Finlay, Inc and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchase or held by the Funds.. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISORY AGREEMENT

         U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as the investment Advisor and manager of the Funds through its First American Asset Management group. The Advisor is a wholly owned subsidiary of U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank National Association is, in turn, a subsidiary of U.S. Bancorp ("USB"), 601 Second Avenue South, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. USB operates four banks and eleven trust companies with banking offices in 16 contiguous states. USB also has various other subsidiaries engaged in financial services. At September 30, 2000, USB and its consolidated subsidiaries had consolidated assets of approximately $86 billion, consolidated deposits of $51 billion and shareholders' equity of $8 billion.

         Pursuant to an Investment Advisory Agreement dated as of October 1, 1996 (the "Advisory Agreement"), the Funds engaged U.S. Bank National Association, through its First American Asset Management group, to act as investment advisor for and to manage the investment of the assets of the Funds. The Advisory Agreement was assigned to the Advisor pursuant to an Assignment and Assumption Agreement dated May 2, 2001. Each Fund pays the Advisor monthly fees calculated on an annual basis equal to 0.25% of its average daily net assets.

         The Advisory Agreement requires the Advisor to provide FASF with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FASF and the officers and directors of FASF, if any, who are affiliated with the Advisor or any of its affiliates. The Advisory Agreement provides that each Fund will be reimbursed by the Advisor, in an amount not in excess of the advisory fees payable by such Fund, for excess fund expenses as may be required by the laws of certain states in which the Fund's shares may be offered for sale. As of the date of this Statement of Additional Information, the most restrictive state limitation in effect requires that "aggregate annual expenses" (which include the investment advisory fee and other operating expenses but exclude interest, taxes, brokerage commissions, Rule 12b-1 fees and certain other expenses) shall not exceed 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1-1/2% of the remaining average net assets of a Fund for any fiscal year.

         In addition to the investment advisory fee, each Fund pays all its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless as otherwise set forth in the Funds' Prospectus. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30, 1998, September 30, 1999 and September 30, 2000:

                                YEAR ENDED                        YEAR ENDED                        YEAR ENDED
                            SEPTEMBER 30, 1998                SEPTEMBER 30, 1999                SEPTEMBER 30, 2000

                       ADVISORY FEE     ADVISORY FEE     ADVISORY FEE     ADVISORY FEE     ADVISORY FEE     ADVISORY FEE
                      BEFORE WAIVERS   AFTER WAIVERS*   BEFORE WAIVERS   AFTER WAIVERS*   BEFORE WAIVERS   AFTER WAIVERS*
Income Fund             $ 213,285         $     0         $ 269,050         $     0         $ 177,758         $     0
Growth and Income Fund    479,289               0           515,752               0           558,475               0
Growth Fund               135,724               0           209,013               0           247,435               0
Aggressive Growth Fund    140,018               0           171,202               0           207,589               0

* Advisory fees for the period were voluntarily waived by the Advisor. In addition, the Advisor reimbursed the Funds additional amounts during this period to comply with total fund operating expense limitations as previously agreed upon by the Funds and the Advisor.

         The Global Growth Fund is the successor to the Firstar Global Equity Fund and thus not governed by the Advisory Agreement during the past three fiscal years.

ADMINISTRATION AGREEMENT

         U.S. Bancorp Piper Jaffray Asset Management, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55402, and Firstar Mutual Fund Services, LLC, 615 Michigan Street, Milwaukee, WI 53202 (collectively the "Administrators") pursuant to a Co-Administration Agreement between the Administrators and the Funds, provide administration services to the Funds and serve as the Funds' Administrator. The Administrators are each subsidiaries of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators are compensated to provide, or, compensate other entities to provide services to the Funds. These services include various legal, oversight and administrative services, accounting services and dividend disbursing services and shareholder services. Firstar Mutual Fund Services,

LLC, pursuant to the Co-Administration Agreement, will also serve as each Funds' transfer agent. The Funds pay the Administrators fees which are calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF, and FAIP.) In addition, the Funds pay the Administrators annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         Between January 1, 2000 and [_________], 2001 U.S. Bank National Association served as the sole administrator for the Funds. The Funds paid U.S. Bank National Association fees which are calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.12% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. **[In addition, the Funds paid U.S. Bank annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.]

         Prior to January 1, 2000, SEI Investments Management Corporation served as the administrator for the Funds. SEI Investments Management Corporation is a wholly-owned subsidiary of SEI Investments Company. The Funds paid to SEI Investment Management a fee equal to (i) 0.070% of each Fund's average daily net assets until aggregate net assets of all Funds exceeded $8 billion and (ii) 0.055% to the extent aggregate net assets of all Funds exceeded $8 billion.

         The following table sets forth total administrative fees, after waivers, paid by each of the Funds to U.S. Bank National Association and SEI Investment Management Corporation, as applicable, for the fiscal years ended September 30, 1998, September 30, 1999 and September 30, 2000:

                                    YEAR ENDED                       YEAR ENDED                        YEAR ENDED
                                SEPTEMBER 30, 1998               SEPTEMBER 30, 1999                SEPTEMBER 30, 2000

                         ADMINISTRATIVE   ADMINISTRATIVE  ADMINISTRATIVE    ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE
                               FEE             FEE              FEE              FEE              FEE              FEE
                         BEFORE WAIVERS   AFTER WAIVERS   BEFORE WAIVERS    AFTER WAIVERS    BEFORE WAIVERS   AFTER WAIVERS
Income Fund                $  93,890        $  93,890        $ 117,044        $ 117,044        $  77,332        $  77,332
Growth and Income Fund       210,977          210,977          224,315          224,315          242,838          242,838
Growth Fund                   59,748           59,748           90,930           90,930          107,618          107,618
Aggressive Growth Fund        61,662           61,662           74,491           74,491           90,295           90,295

         The Global Growth Fund is the successor to the Firstar Global Equity Fund and thus not governed by the administration agreements with U.S. Bank National Association and SEI Investment Management Corporation during the last three fiscal years.

DISTRIBUTOR AND DISTRIBUTION PLANS

         Quasar Distributors, LLC (the "Distributor") serves as the distributor for the Funds' shares. The Distributor is a wholly-owned subsidiary of U.S. Bancorp. Prior to [_________], 2001 SEI Investments Distribution Co., served as the distributor of the Funds.

         The Distributor serves as distributor for the Class A and Class Y Shares pursuant to a Distribution Agreement dated [_____], 2001 (the "Class A/Class Y Distribution Agreement") between itself and the Funds, as distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated [____], 2001, (the "Class B Distribution and Service Agreement") between itself and the Funds, and as distributor for the Class S Shares pursuant to a Distribution and Service Agreement dated [____], 2001, (the "Class S Distribution and Service Agreement"). The Distributor also serves as distributor for the Class C Shares pursuant to a Distribution and Service Agreement dated [____], 2001 ("Class C Distribution and Service Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements." **[Distribution Agreement for Class S Shares?]

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank National Association or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The Distribution Agreements provide that shares of the Funds are distributed through the Distributor and, with respect to Class A, Class B and Class C Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares each fund for that month.

         The Class B Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares beginning one year after purchase. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B Shares.

         The Class C Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C Shares. This fee is calculated and paid each month based on average daily net assets of the Class C Shares. The Class C Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C Shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Distributor receives no compensation for distribution of the Class Y Shares.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FASF and by the vote of the majority of those Board members of FASF who are not interested persons of FASF and who have no direct or indirect financial interest in the operation of FASF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         The following tables set forth the amount of underwriting commissions paid by certain Funds and the amount of such commissions retained by the Funds' distributor and principal underwriter during the three most recent fiscal years. The Global Growth Fund is the successors to the Firstar Global Equity Fund and thus were not governed by the Funds' distribution plans and agreements during the last three fiscal years.

                                                 TOTAL UNDERWRITING COMMISSIONS
                                  FISCAL YEAR ENDED     FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                 SEPTEMBER 30, 1998    SEPTEMBER 30, 1999    SEPTEMBER 30, 2000
Income Fund
Growth and Income Fund
Growth Fund
Aggressive Growth Fund

* No compensation has been paid to the Distributor during such fiscal year.

                                                   UNDERWRITING COMMISSIONS
                                                  RETAINED BY THE UNDERWRITER
                                  FISCAL YEAR ENDED     FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                 SEPTEMBER 30, 1998    SEPTEMBER 30, 1999    SEPTEMBER 30, 2000
Income Fund
Growth and Income Fund
Growth Fund
Aggressive Growth Fund

* No compensation has been paid to the Distributor during such fiscal year.

         SEI Investments Distribution Co. and Quasar Distributors, as applicable, received the following compensation from certain Funds during its most recent fiscal year. The Global Growth Fund is the successors to the Firstar Global Equity Fund and thus were not governed by the Funds' distribution plans and agreements during the most recent fiscal year.

                              NET UNDERWRITING    COMPENSATION ON     BROKERAGE        OTHER
                                DISCOUNTS AND     REDEMPTIONS AND    COMMISSIONS    COMPENSATION
                                 COMMISSIONS        REPURCHASES
Income Fund
Growth and Income Fund
Growth Fund
Aggressive Growth Fund

* No compensation has been paid to the Distributor during such fiscal year.

         FASF has entered into a Shareholder Service Plan and Agreement between itself and the Distributor with respect to the Class S Shares of the Funds. Under the Shareholder Service Plan and Agreement, the Distributor has agreed to provide, or will enter into written agreements with service providers pursuant to which the service providers will provide, one or more specified shareholder services to beneficial owners of Class S Shares. The Distributor has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Class S Shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay the Distributor a fee at an annual rate of 0.25% of the average net asset value of the Class S Shares, computed daily and paid monthly. The Distributor is to pay any shareholder service providers with which it enters into written agreements out of this amount.

         The following table sets forth shareholder servicing fees paid by certain of the Funds for the fiscal years ended September 30, 1998, September 30, 1999 and September 30, 2000. The Global Growth Fund is the successors to the Firstar Global Equity Fund and thus were not governed by the Funds' distribution plans and agreements during the most recent fiscal year.

                                                  SHAREHOLDER SERVICING FEES
                                                 YEAR ENDED SEPTEMBER 30, (1)

                                            1998            1999             2000
         Income Fund                      $213,285        $269,050         $177,758
         Growth and Income Fund            479,289         515,752          558,475
         Growth Fund                       135,724         209,013          247,435
         Aggressive Growth Fund            140,052         171,202          207,589


1.       Prior to [       ], 2001 Class S Shares were know as the Class A Shares
         and were the only class of Shares outstanding prior to [       ], 2001.

         FASF has adopted Plans of Distribution with respect to the Class A, Class B and Class C Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Distributor to retain the sales charges paid upon purchase of Class A, Class B and Class C Shares. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C Shares, respectively, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B and Class C Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

         During the last fiscal year, no Rule 12b-1 fees have been paid by the Funds since Class A, Class B, and Class C Shares were not offered during the last fiscal year.


CUSTODIAN; COUNSEL; AUDITORS

         CUSTODIAN. The custodian of the Funds' assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of USB. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash are held by the Custodian or, for Emerging Markets Fund and International Fund, by a sub-custodian with respect to such Fund. The Custodian or such sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FASF's officers or resolutions of the Board of Directors.

         As compensation for its services to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.03% (0.10% in the case of Emerging Markets Fund and International Fund) of such Fund's average daily net assets. Sub-custodian fees with respect to Emerging Markets Fund and International Fund are paid by the Custodian out of its fees from such Fund. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FASF.

         COUNSEL. Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is outside counsel for the Funds.

         AUDITORS. Ernst & Young LLP, 1400 Pillsbury Center, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the years ended September 30, 1999 and September 30, 2000.

         KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acted as the Funds' independent auditors, providing audit services including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the fiscal periods ended as of September 30, 1998.


              INVESTMENT ADVISORY SERVICES FOR THE UNDERLYING FUNDS

INVESTMENT ADVISORY AGREEMENTS OF THE UNDERLYING FUNDS

         U.S. Bancorp Piper Jaffray Asset Management, Inc., the investment advisor of the Funds, also serves as investment advisor and manager of each of the Underlying Funds. For information concerning U.S. Bancorp Piper Jaffray, see "Investment Advisory and Other Services for the Funds-- Investment Advisory Agreement" above.

         Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "FAIF Advisory Agreement") as amended, FAIF engaged U.S. Bank National Association, through its First American Asset Management group, to act as investment advisor for and to manage the investment of the assets of the Underlying Funds. The FAIF Advisory Agreement was assigned to the Adviser May 2, 2001. Prior to October 1, 2001 each Underlying Fund, other than Emerging Markets Fund and International Fund, will pay the Advisor monthly fees calculated on an annual base is equal to 0.70% of its average daily net assets. Emerging Markets Fund and International Fund will pay the Advisor monthly fees calculated on an annual basis equal to 1.25% of their respective average daily net assets. After October 1, 2001, the monthly fees paid to the Advisor will be calculated on an annual basis based on the Underlying Fund's average daily net assets, as set forth in the following table.

Balanced Fund                               0.65
Equity Income Fund                          0.65
Equity Index Fund                           0.25
Large Cap Growth Fund                       0.65
Large Cap Value Fund                        0.65
Mid Cap Growth Fund                         0.70
Mid Cap Value Fund                          0.70
Small Cap Growth Fund                       0.70
Small Cap Value Fund                        0.70
Emerging Markets Fund                       1.25
International Fund                          1.25
Health Sciences Fund                        0.70
Real Estate Securities Fund                 0.70
Technology Fund                             0.70
Corporate Bond Fund                         0.70
Fixed Income Fund                           0.60
High Yield Bond Fund                        0.70
Intermediate Term Income Fund               0.50
Limited Term Income Fund                    0.50
Strategic Income Fund                       0.70
Arizona Tax Free Fund                       0.60
California Intermediate Tax Free Fund       0.50
California Tax Free Fund                    0.60
Colorado Intermediate Tax Free Fund         0.50
Colorado Tax Free Fund                      0.60
Intermediate Tax Free Fund                  0.50
Minnesota Intermediate Tax Free Fund        0.50
Minnesota Tax Free Fund                     0.60
Nebraska Tax Free Fund                      0.60
Oregon Intermediate Tax Free Fund           0.50
Tax Free Fund                               0.60
Mid Cap Index Fund                          0.25
Small Cap Index Fund                        0.40
Science & Technology Fund                   0.70
Micro Cap Fund                              1.50
Small Cap Core Fund                         0.70
Mid Cap Core Fund                           0.70
Capital Growth Fund                         0.65
Relative Value Fund                         0.65
Large Cap Core Fund                         0.65
Growth & Income Fund                        0.65
Bond IMMDEX Fund                            0.30
U.S. Government Securities Fund             0.60
Missouri Tax Free Fund                      0.60

         Pursuant to an Investment Advisory Agreement, effective as of January 20, 1995 (the "FAF Advisory Agreement"), FAF engaged U.S. Bank National Association, through its First American Asset Management group, to act as investment advisor for and to manage the investment of the assets of Prime Obligations Fund. The FAF Advisory Agreement was assigned to the Advisor pursuant to an Assignment and Assumption Agreement dated May 2, 2001. Prior to October 1, 2001, each Fund will pay the Advisor monthly fees calculated on an annual basis equal to .40 of 1% of the Fund's average daily net assets. After October 1, 2001, the monthly fee paid to the Advisor will equal, on an annual basis, to .35 of 1% of the Fund's average daily net assets.

         The FAIF Advisory Agreement and the FAF Advisory Agreement require the Advisor to provide FAIF and FAF with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FAIF and FAF and the officers and directors of FAIF and FAF, if any, who are affiliated with the Advisor or any of its affiliates.

         In addition to the investment advisory fee, each Underlying Fund pays all its expenses that are not expressly assumed by the Advisor or any other organization with which the Underlying Fund may enter into an agreement for the performance of services. Each Underlying Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Underlying Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         Information concerning advisory fees paid by the Underlying Funds during their three most recent fiscal years is set forth in their Statements of Additional Information, which may be obtained by writing Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at
1-800-[        ]

SUB-ADVISORY AGREEMENTS FOR EMERGING MARKETS FUND, INTERNATIONAL FUND AND STRATEGIC INCOME FUND

         Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801 ("Marvin & Palmer") is sub-advisor for Emerging Markets Fund and International Fund under agreements with the Advisor (the "Marvin & Palmer Sub-Advisory Agreements"). Marvin & Palmer, a privately-held company, was founded in 1986 by David F. Marvin and Stanley Palmer. Marvin & Palmer is engaged in the management of global, non-United States, United States and emerging markets equity portfolios principally for institutional accounts. As of September 30, 2000, Marvin & Palmer managed a total of approximately, $10.2 billion in investments. Pursuant to Marvin & Palmer Sub-Advisory Agreements, Marvin & Palmer is responsible for the investment and reinvestment of Emerging Markets Fund's and International Fund's assets and the placement of brokerage transactions in connection therewith. Under the Marvin & Palmer Sub-Advisory Agreements, Marvin & Palmer is required, among other things, to report to the Advisor or the Board regularly at such times and in such detail as the Advisor or the Board may from time to time request in order to permit the Advisor and the Board to determine the adherence of Emerging Markets Fund and International Fund to their respective investment objectives, policies and restrictions. The Marvin & Palmer Sub-Advisory Agreements also requires Marvin & Palmer to provide all office space, personnel and facilities necessary and incident to Marvin & Palmer's performance of its services under the Marvin & Palmer Sub-Advisory Agreements.

         For its services to International Fund under the Marvin & Palmer Sub-Advisory Agreements, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net assets, 0.50% of International Fund's average daily net assets in excess of $100 million up to $300 million, 0.45% of International Fund's average daily net assets in excess of $300 million up to $500 million and 0.40% of International Fund's average daily net assets in excess of $500 million.

         For its services to Emerging Markets Fund under the Marvin & Palmer Sub-Advisory Agreements, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.85% of the first $100 million of Emerging Markets Fund's average daily net assets, 0.60% of Emerging Markets Fund's average daily net assets in excess of $100 million up to $300 million, 0.55% of Emerging Markets Fund's average daily net assets in excess of $300 million up to $500 million, and 0.50% of Emerging Markets Fund's average daily net assets in excess of $500 million.

         Effective July 1, 2001, Clay Finlay, Inc., [       ] ("Clay Finlay")
will be the sub-advisor for the International Fund under an interim agreement with the Advisor, pending shareholder approval (the "Clay Finlay Sub-Advisory Agreement"). **[Add biographical information] Pursuant to the Clay Finlay Sub-Advisory Agreement, Clay Finlay will be responsible for the investment and reinvestment of International Fund's assets and the placement of brokerage transactions in connection therewith. Under the Clay Finlay Sub-Advisory Agreement, Clay Finlay is required, among other things, to report to the Advisor or the Board regularly at such times and in such detail as the Advisor or the Board may from time to time request in order to permit the Advisor and the Board to determine the adherence of International Fund to its investment objectives, policies and restrictions. The Clay Finlay Sub-Advisory Agreement also requires Clay Finlay to provide all office space, personnel and facilities necessary and incident to Clay Finlay's performance of its services under the Clay Finlay Sub-Advisory Agreement.

         For its services to International Fund under the Clay Finlay Sub-Advisory Agreement, Clay Finlay is paid a monthly fee by the Advisor calculated on an annual basis equal to **[0.75%] of the first $100 million of International Fund's average daily net assets, **[0.50%] of International Fund's average daily net assets in excess of $100 million up to $300 million, **[0.45%] of International Fund's average daily net assets in excess of $300 million up to $500 million and **[0.40%] of International Fund's average daily net assets in excess of $500 million.

         Federated Global Investment Management Corp., 175 Water Street, New York, New York 10038-4965 ("Federated Global"), a subsidiary of Federated Investors, Inc. ("Federated"), is a sub-advisor for Strategic Income Fund under an agreement with the Advisor (the "Federated Sub-Advisory Agreement"). Federated Global, which is a Delaware corporation, is a registered investment advisor under the Investment Adviser's Act of 1940. As of September 30, 2000, Federated Global. and such other subsidiaries of Federated rendered investment advice regarding over $125 billion of assets. Pursuant to the Federated Sub-Advisory Agreement, Federated Global is responsible for the investment of the international portion of Strategic Income Fund's assets. Under the Federated Sub-Advisory Agreement, Federated Global is required, among other things, to report to the Advisor or the Board regularly at such times and in such detail as the Advisor or the Board may from time to time request in order to permit the Advisor and the board to determine the adherence of Strategic Income Fund to its investment objectives, policies and restrictions.

         The Federated Sub-Advisory Agreement also requires the Federated Global to provide all office space, personnel and facilities necessary and incident to Federated Global's performance of its services under the Federated Sub-Advisory Agreement.

         For its services under the Sub-Advisory Agreement, Federated Global is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.40% of the first $25 million of Strategic Income Fund's average daily net assets, 0.33% of Strategic Income Fund's average daily net assets in excess of $25 million up to $50 million, 0.26% of Strategic Income Fund's average daily net assets in excess of $50 million up to $100 million and 0.21% of Strategic Income Fund's average daily net assets in excess of $100 million.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         It anticipated that the majority of the Funds' portfolio transactions will consist of purchases and sales of shares of the Underlying Funds. These purchases and sales will be made directly with the Underlying Funds. The class of shares of the Underlying Funds in which the Funds will invest is not subject to any front-end or deferred sales charges, any Rule 12b-1 distribution fees or any shareholder servicing fees.

         To the extent that the Funds may purchase or sell securities other than shares of the Underlying Funds, decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The Funds' policy is to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. The Advisor may, however, select a broker or dealer to effect a particular transaction without communicating with all brokers or dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the broker or dealer meets guidelines for profit, yield or both. Some portfolio transactions may involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions may be with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis are made without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds expect to deal with market makers unless it appears that better price and execution are available elsewhere.

         While the Advisor does not deem it practicable and in the Funds' best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given by the Advisor to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

         Subject to the policy of seeking favorable price and execution for the transaction size and risk involved, in selecting brokers and dealers other than the Distributor and determining commissions paid to them, the Advisor may consider the ability to provide supplemental performance, statistical and other research information as well as computer hardware and software for research purpose for consideration, analysis and evaluation by the staff of the Advisor. In accordance with this policy, the Funds do not execute brokerage transactions solely on the basis of the lowest commission rate available for a particular transaction. Subject to the requirements of favorable price and efficient execution, placement of orders by securities firms for the purchase of shares of the Funds may be taken into account as a factor in the allocation of portfolio transactions.

         Research services that may be received by the Advisor would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with brokers and dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. Research services furnished by brokers and dealers used by the Funds for portfolio transactions may be utilized by the Advisor in connection with investment services for other accounts and, likewise, research services provided by brokers and dealers used for transactions of other accounts may be utilized by the Advisor in performing services for the Funds. The Advisor determines the reasonableness of the commissions paid in relation to their view of the value of the brokerage and research services provided, considered in terms of the particular transactions and their overall responsibilities with respect to all accounts as to which they exercise investment discretion.

         The Advisor has not entered into any formal or informal agreements with any broker or dealer, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of brokers and dealers that will be used as a general guide in the placement of Fund business in order to encourage certain brokers and dealers to provide the Advisor with research services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of brokers and dealers (discussed above) had been met, and, accordingly, substantial deviations from the list could occur. The Advisor would authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Funds.

         The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

         The policies of the Underlying Funds with respect to portfolio transactions and the allocation of brokerage, and the brokerage commissions paid by them during their three most recent fiscal years, are set forth in their Statements of Additional Information, which may be obtained by writing Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call
Investor Services at 1-800-[         ].

                                  CAPITAL STOCK

         Each share of each Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

         Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FASF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund, the shares of that Fund will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan.

         The Bylaws of FASF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.

         As of November 13, 2000, the directors of FASF owned shares of FASF, FAF and FAIF with an aggregate net asset value of approximately $9 million. As of December 1, 2000, the directors and officers of FASF as a group owned less than one percent of each Fund's outstanding shares. As of December 1, 2000, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds.

[UPDATE]
                                                    PERCENTAGE OF SHARES OWNED
STRATEGY GROWTH & INCOME

Wachovia Bank NA
TRST US Bancorp Deferred Comp TR
DTD 8/1/97
PO Box 3073
Winston Salem, NC  27150-0001                                 19.00%

US Bank National Association Cust
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th St.
St. Paul, MN 55101-2667                                       39.70%

US Bank TR
US Bancorp CAP
U/A 01-01-1984
180 5th St. E SPEN0502
Saint Paul, MN 55101-2667                                     15.51%

Var & Co
P.O. Box 64482
St. Paul, MN 55164-0482                                        6.69%

Strategy Growth & Income Omnibus Account
USBANCORP Piper Jaffray for the Exclusive
Benefit of it's Customers
Attn: TA Services MPFP1922
601 2nd Ave S.
Minneapolis, MN 55402-4303                                     5.83%

STRATEGY AGGRESSIVE GROWTH
                                                    PERCENTAGE OF SHARES OWNED
US Bank National Association Cust
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th St.
St. Paul, MN 55101-2667                                       52.76%

US Bank TR
US Bancorp CAP
U/A 01-01-1984
180 5th St. E SPEN0502
Saint Paul, MN 55101-2667                                     12.83%

Strategy Aggrs Gro Omnibus Account
USBANCORP Piper Jaffray for the Exclusive
Benefit of it's Customers
Attn: TA Services MPFP1922
601 2nd Ave S.
Minneapolis, MN 55402-4303                                     5.80%

Var & Co
P.O. Box 64482
St. Paul, MN 55164-0482                                        9.44%

STRATEGY INCOME

US Bank National Association Cust
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th St.
St. Paul, MN 55101-2667                                       19.45%

US Bank TR
US Bancorp CAP
U/A 01-01-1984
180 5th St. E SPEN0502
Saint Paul, MN 55101-2667                                      5.79%

Var & Co
P.O. Box 64482
St. Paul, MN 55164-0482                                        5.55%

Strategy Income Omnibus Account
USBANCORP Piper Jaffray for the Exclusive
Benefit of it's Customers
Attn: TA Services MPFP1922
601 2nd Ave S.
Minneapolis, MN 55402-4303                                    19.94%

STRATEGY GROWTH

US Bank National Association Cust
Daily Valued Retirement Programs
Attn: Reconciliation SPFT0401
180 East 5th St.
St. Paul, MN 55101-2667                                       55.89%

Strategy Growth Omnibus Account
USBANCORP Piper Jaffray for the Exclusive
Benefit of it's Customers
Attn: TA Services MPFP1922
601 2nd Ave S.
Minneapolis, MN 55402-4303                                     8.29%

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectuses. The public offering price of each Fund's Class A as of March 31, 2000 is as set forth below. The public offering price of each Fund's Class C Shares is not provided since Class, B, Class C, Class Y and Class S Shares were not offered as of March 31, 2001. Please note that the public offering prices of Class B, Class Y and Class S Shares will be the same as net asset value since no sales charges are imposed on the purchase of such shares.

[UPDATE - DATE OF MOST RECENT BALANCE SHEET]The following sets forth the public offering price of the Funds as of March 31, 2001.

                                                       PUBLIC OFFERING PRICE
                                                             PER SHARE
                                                           (IN DOLLARS)*
                                                              CLASS A

Income Fund                                                  $  11.06
Growth and Income Fund                                          12.69
Growth Fund                                                     13.94
Aggressive Growth Fund                                          14.70

------------------------------------------

* Effective [         ], 2001 the Funds will charge a maximum front end sales
charge of 5.50% to Class A shareholders. Between December 31, 2000 and [      ],
2001 the Funds charged a maximum front end sales charge to such shareholders of 5.25%. Although the new sales load was not charged to Fund investors prior to
[        ], 2001, the "Public Offering Price" as of March 31, 2001, has been adjusted to reflect what the public offering price would have been had the new sales load been charged at that time.

         The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. The following sets forth the net asset value of the Funds as of March 31, 2001.

[UPDATE]
                                NET ASSETS    /     SHARES      =       NET
                               (IN DOLLARS)       OUTSTANDING       ASSET VALUE
                                                                     PER SHARE
                                                                   (IN DOLLARS)

Income Fund                  $  54,137,932       $  5,165,065         $ 10.48
Growth and Income Fund         233,427,123         19,423,592           12.02
Growth Fund                    109,003,693          8,249,583           13.21
Aggressive Growth Fund          88,836,923          6,379,018           13.93


                                FUND PERFORMANCE

SEC STANDARDIZED PERFORMANCE FIGURES

         YIELD FOR THE FUNDS. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share (including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

         Based upon the 30-day period ended March 31, 2001, the yields for the shares of the Funds were as follows:

[UPDATE]

         YIELD
         -----
         Income Fund                                               4.54%
         Growth and Income Fund                                    3.00%
         Growth Fund                                               2.14%
         Aggressive Growth Fund                                    1.24%
         Global Growth Fund(1)                                         %

1. Reflects performance of Firstar Global Equity Fund which consummated a reorganization transaction with First American Global Growth Fund on
         [         ] 2001. Firstar Global Equity Fund is the financial reporting survivor.

         Such yield figures are determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

         Yield = 2 [((a - b) / cd) + 1)6 - 1]

         Where:  a  =   dividends and interest earned during the period
                 b  =   expenses accrued for the period (net of reimbursements)
                 c  =   average daily number of shares outstanding during the
                        period that were entitled to receive dividends
                 d  =   maximum offering price per share on the last day of the
                        period

         TOTAL RETURN. Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio. The Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the Securities and Exchange Commission.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P(1 + T)n = ERV

         Where:  P    =   a hypothetical initial payment of $1,000
                 T    =   average annual total return
                 N    =   number of years
                 ERV  =   ending redeemable value at the end of the period of a
                          hypothetical $1,000 payment made at the beginning of such period

         This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. For Class B and Class C Shares, the calculation assumes the maximum deferred sales load is deducted at the times, in the amounts and under the terms disclosed in the applicable Prospectus. Average annual total return quotations may be accompanied by quotations that do not reflect the sales charges, and therefore will be higher.

         CUMULATIVE TOTAL RETURN. Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         CTR = ((ERV - P) / P) 10

         Where:  CTR   =   cumulative total return
                 ERV   =   ending redeemable value at the end of, the period of
                           a hypothetical $1,000 payment made at the beginning
                           of such period; and
                 P     =   initial payment of $1,000

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         Based on the foregoing, the cumulative and the average annual total returns for each Class A Shares of the Funds from inception through March 31, 2001 were as set forth below. Since Class, B, Class C, Class Y and Class S Shares were not offered as of March 31, 2001, no information is provided for such Classes. However, the performance for Class A, Class B and Class C Shares will normally be lower than for Class Y Shares because Class A, Class B and Class C Shares are subject to sales and distribution charges and/or shareholder servicing fees not charged to Class Y Shares. Likewise, the performance for Class S Shares will normally be lower than for Class Y Shares because Class S Shares are subject to shareholder servicing fees not charged to Class Y Shares.

                                                               AVERAGE ANNUAL RETURN
                                                              AS OF MARCH 31, 2001***

                                          CUMULATIVE            SINCE                  ONE         FIVE
                                       SINCE INCEPTION*       INCEPTION               YEAR         YEARS
                                       WITHOUT    WITH     WITHOUT    WITH      WITHOUT    WITH
                                         SALES CHARGE        SALES CHARGE        SALES CHARGE
Income Fund                             32.59%   25.67%     7.31%     5.88%      7.18%     1.56%     **
Growth and Income Fund                  52.74    44.77     11.17      9.69      14.88      8.83      **
Growth Fund                             61.30    52.89     12.70     11.20      19.66     13.35      **
Aggressive Growth Fund                  70.36    61.48     14.25     12.73      23.38     16.94      **
Global Growth Fund (1)

*   Inception date of October 1, 1996.
**  Not in operation for the entire period.
*** Effective [       ], 2001 the Funds will charge a maximum front end sales
charge of 5.50% to Class A shareholders. Although the new sales load was not
charged to Fund investors prior to [       ], 2001, the Average Annual Return as
of March 31, 2001, has been adjusted to reflect the new sales load.

1.       Reflects performance of Firstar Global Equity Fund which
         consummated a reorganization transaction with First American Global
         Growth Fund on [       ] 2001. Firstar Global Equity Fund is the
         financial reporting survivor.


NON-STANDARD DISTRIBUTION RATES

         HISTORICAL DISTRIBUTION RATES. The Funds' historical annualized distribution rates are computed by dividing the income dividends of a Fund for a stated period by the maximum offering price on the last day of such period. For the one year period ended March 31, 2001, the historical distribution rates of the Class A shares of the Funds were as set forth below. Since Class, B, Class C, Class Y and Class S Shares were not offered as of March 31, 2001, no information is provided for such Classes.

                                              WITHOUT                      WITH
                                           SALES CHARGE                SALES CHARGE
         Income Fund                            4.73%                     4.48%
         Growth and Income Fund                 2.79%                     2.64%
         Growth Fund                            1.89%                     1.79%
         Aggressive Growth Fund                 0.98%                     0.93%
         Global Growth Fund (1)

1. Reflects the historical distribution rate of Firstar Global Equity Fund which consummated a reorganization transaction with First American Global Growth Fund
on [     ] 2001. Firstar Global Equity Fund is the financial reporting survivor.

         ANNUALIZED CURRENT DISTRIBUTION RATES. The Funds' annualized current distribution rates are computed by dividing a Fund's income dividends for a specified month by the number of days in that month and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period. The annualized current distribution rates for Class A shares for the one month period ended March 31, 2001 for the funds were as set forth below. Since Class, B, Class C, Class Y and Class S Shares were not offered as of March 31, 2001, no information is provided for such Classes.

                                              WITHOUT                     WITH
                                           SALES CHARGE               SALES CHARGE
         Income Fund                            4.83%                    4.58%
         Growth and Income Fund                 2.83%                    2.68%
         Growth Fund                            1.93%                    1.83%
         Aggressive Growth Fund                 0.98%                    0.93%
         Global Growth Fund (1)

1. Reflects the annualized current distribution rate of Firstar Global Equity Fund which consummated a reorganization transaction with First American Global
Growth Fund on [       ] 2001. Firstar Global Equity Fund is the financial
reporting survivor.

CERTAIN PERFORMANCE COMPARISONS

         In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. The performance of each Fund may be compared to that of its unmanaged benchmark index and to the performance of similar funds as reported by Lipper and such other data services.

                                    TAXATION

         Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale or exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution.

         For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other Fund pursuant to the exchange privilege (see "Managing Your Investment -- Exchanging Shares" in the Prospectus), such exchange will be considered a taxable sale of the shares being exchanged.

         For federal tax purposes, if a Shareholder exchanges shares of a Fund for shares of any other Fund pursuant to the exchange privilege (see "Managing Your Investment -- Exchanging Your Shares" in the Prospectuses), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

         The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.

         QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: Each Fund will combine purchases made by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

         For each Fund, the sales charge discount will be determined by adding
(i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other Fund or any First American fund (other than a money market fund) that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund, any other Fund, or any First American fund (other than a money market fund) that your already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

         LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Funds and other First American funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the Funds' maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

         The amount held in escrow for all Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

         A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

SALES OF CLASS A SHARES AT NET ASSET VALUE

         Purchases of a Fund's Class A Shares by the Advisor, any Sub-Advisor, any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. In addition, purchases of Class A Shares for an investor's medical savings account for which U.S. Bank or an affiliate serves in a custodian capacity may be made at net asset value without a sales charge. No commission is paid in connection with net asset value purchases of Class A Shares made pursuant to this paragraph.

         Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit sharing and Pension plans, which have 200 or more eligible participants. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds' distributor to perform share distribution services may receive a commission on such sales of the Funds (except Equity Index Fund) equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central Time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

         Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by calling Investor Services at
1-800-[        ]. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within three days, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrators nor the Funds will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Administrators and the Funds will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include the taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrators examine each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrators subsequently send confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrators and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Any shareholder may redeem Fund shares by sending a written request to the Fund, to the shareholder's servicing agent or financial institution. The written request should include the shareholder's name, the account number, the Fund name, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, the shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

         * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Administrators have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Administrators reserve the right to amend these standards at any time without notice.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrators are reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Underlying Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

         STANDARD & POOR'S

         AAA: Securities rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

         A: Securities rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although such securities normally exhibit adequate protection standards, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for those in higher rated categories.

Debt rated BB, B, CCC, CC, and C by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
         B: Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC: Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         MOODY'S

         Aaa: Securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater magnitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Securities which are rated Baa are considered as medium grade obligations, being neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have some speculative characteristics.

         Ba: An issue which is rated Ba is judged to have speculative elements; its future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

         B: An issue which is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: An issue which is rated Caa is of poor standing. Such an issue may be in default or there may be present elements of danger with respect to principal or interest.

Those securities in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1 and Baa-1. Other Aa, A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

RATINGS OF PREFERRED STOCK

         STANDARD & POOR'S. Standard & Poor's ratings for preferred stock have the following definitions:

         AAA: An issue rated "AAA" has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA: A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         A: An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB: An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the category.

         MOODY'S. Moody's ratings for preferred stock include the following:

         aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa: An issue which is rated "aa" is considered a high grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a: An issue which is rate "a" is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa: An issue which is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) symbol designation.

         MOODY'S. Moody's commercial paper ratings are opinions as to the ability of the issuers to timely repay promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific instrument is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME-1:  Superior capacity for repayment.

         PRIME-2:  Strong capacity for repayment.

         PRIME-3:  Acceptable capacity for repayment.

                              FINANCIAL STATEMENTS

         The financial statements of FASF included in its annual report to shareholders dated September 30, 2000 is incorporated herein by reference.

                       FIRST AMERICAN STRATEGY FUNDS, INC.
                           PART C -- OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)(1) Amended and Restated Articles of Incorporation, as filed June 19, 1996 (Incorporated by reference to Exhibit (1) to initial filing).

*        (a)(2)   Certificate of Designation designating new series and new
                  share classes.

*        (b)      Bylaws of Registrant, as amended through June 1, 2001.

         (c)      Not applicable.

         (d)(1) Investment Advisory Agreement between the Registrant and First Bank National Association dated October 1, 1996 (Incorporated by reference to Exhibit (5) of the initial filing, Filed on July 2, 1996 (File Nos. 333-7463 and 811-7687)).

*        (d)(2)   Exhibit A to Investment Advisory Agreement (series and fees)

*        (e)(1)   Form of Distribution Agreement between the Registrant and
                  Quasar Distributors, LLC.

*        (e)(2)   Form of Distribution and Service Agreement (Class B Shares)
                  between the Registrant and Quasar Distributors, LLC.

*        (e)(3)   Form of Distribution and Service Agreement (Class C Shares)
                  between the Registrant and Quasar Distributors, LLC.

*        (e)(4)   Form of Shareholder Service Plan and Agreement (Class S
                  Shares) between the Registrant and Quasar Distributors, LLC.

         (e)(5)   Form of Dealer Agreement.

         (f) Deferred Compensation Plan for Directors Trust Agreement dated January 1, 2000 (Incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 8, Filed on December 28, 2000 (File Nos. 333-7463 and 811-7687)).

         (g)(1) Custodian Agreement between the Registrant and First Trust National Association dated October 1, 1996 (Incorporated by reference to Exhibit (8) of the initial filing, Filed on July 2, 1996 (File Nos. 333-7463 and 811-7687)).

         (g)(2) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 4, Filed December 2, 1998 (File Nos. 333-07463, 811-7687)).

         (g)(3) Supplement to Custodian Agreement between Registrant and First Trust National Association dated December 8, 1999 (Incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 7, Filed on January 28, 2000 (File Nos. 333-7463 and 811-7687)).

*        (g)(4)   Form of Compensation Agreement pursuant to the Custodian
                  Agreement, as amended.

*        (h)(1)   Form of Co-Administration Agreement by and between Registrant,
                  U.S. Bancorp Piper Jaffray Asset Management, Inc. and Firstar
                  Mutual Fund Services, LLC.

         (i)(1) Opinion and Consent of Dorsey & Whitney, dated January 26, [superseded] (Incorporated by reference to Exhibit (10) to initial filing).

**       (i)(2)   Opinion and Consent of Dorsey & Whitney, with respect to
                  Global Growth Allocation Fund.

**       (j)(1)   Consent of Ernst & Young LLP.

         (j)(2)   Consent of KPMG LLP (Incorporated by reference to exhibit
                  (j)(2) to Post-Effective Amendment No. 7, Filed on January 28, 2000 (File Nos. 333-7463, 811-76871).

**       (j)(3)   Consent of PricewaterhouseCoopers, LLP.

         (k)      Not applicable.

         (l) Investment Letter for Initial Shares of the respective Series (Incorporated by reference to Exhibit (13) to initial filing).

*        (m)(1)   Distribution Plan - Class A Shares - Retail Class.

*        (m)(2)   Distribution Plan - Class B Shares - Contingent Deferred Sales
                  Charge Class.

*        (m)(3)   Distribution Plan - Class C Shares - Level Load Class.

*        (m)(4)   Service Plan - Class B Shares - Contingent Deferred Sales
                  Charge Class.

*        (m)(5)   Service Plan - Class C Shares - Level Load Class.

*        (n)      Multiple Class Plan pursuant to Rule 18f-3..

         (o)      Reserved.

         (p)(1) First American Funds Code of Ethics (Incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 8, Filed on December 28, 2000 (File Nos. 333-7463 and 811-7687)).

**       (p)(2)   U.S. Bancorp Piper Jaffray Asset Management, Inc. Code of
                  Ethics.

**       (p)(5)   Quasar Distributors, LLC, Code of Ethics.

         *        Filed herewith.
         **       To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25. INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

         Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, U.S. Bank National Association (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years. This information is as of July 1, 2001.

Thomas S. Schreier, Jr.
Born: 1962
Education: B.A., Economics and German, University of Notre Dame, South Bend, IN
(1984); M.B.A., Harvard Graduate School of Business, Cambridge, MA (1988) Business Background: CEO, President and Director, USBPJAM, Minneapolis, MN (March 2001 to present); President, FAIF, FAF, FASF, FAIP, Minneapolis, MN (February 2001 to present); CEO, FAAM, Minneapolis, MN (January 2001 to present); CEO and President, FIRMCO, Minneapolis, MN (March 2001 to May 2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000); Director - Equity Research and Senior Airline Equity Analyst, Credit Suisse First Boston (August 1996 to October 1998); Vice President, Finance, Northwest Airlines (July 1988 to August
1996).

Mark S. Jordahl
Born: 1960
Education: B.A., Political Science and English, Moorhead, Minnesota, Moorhead, MN; M.B.A, University of Minnesota, Minneapolis, MN
Business Background: Chief Investment Officer and Director, USBPJAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF, FAF, FASF and FAIP, Minneapolis, MN (____________ to present); President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to present); Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. (January 1998 to September 2000); Executive Vice President and Managing Director, Washington Square Advisers (January 1996 to December 1997); Senior Vice President, Private Placements, Washington Square Capital, Inc. (January 1992 to January 1996).

Kenneth L. Delecki
Born: 1958
Education: B.S. Industrial Engineering, General Motors Institute, Flint, MI
(1981); M.B.A., Darden Graduate School of Business Administration, University of Virginia, Charlottesville, VA (1985)
Business Background: CFO, Treasurer and Director, USBPJAM, Minneapolis, MN (March 2001 to present); Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (September 2000 to March 2001); Independent Consultant, Edina, MN (May 1999 to September 2000); Managing Director, Financial Planning and Analysis, Northwest Airlines, Eagan, MN (September 1998 to May
1999); Independent Consultant, Cambridge, MA (July 1997 to August 1998); Managing Director, Bossard Consultants, Cambridge, MA (March 1992 to June 1997).

Walter E. Dewey
Born: 1960
Education: B.A. Finance, Investments and Banking, University of Wisconsin, Madison, WI (1983)
Business Background: Director and Senior Portfolio Manager, USBPJAM, Minneapolis, MN (April 2001 to present); Senior Portfolio Manager and Senior Vice President, FIRMCO, Milwaukee, WI (1983 to May 2001).

John J. Gibas
Born: 1955
Education: B.S. Accounting, University of Minnesota, Minneapolis, MN (1978); M.B.A., University of Minnesota, Minneapolis, MN (1981).
Business Background: Director and Director, Institutional Advisory Group, USBPJAM, Minneapolis, MN (April 2001 to present); Director, Institutional Advisory Group, FAAM, Minneapolis, MN (September 1998 to present); Director, Institutional Sales/Marketing, Piper Capital Management, Inc., Minneapolis, MN (August 1987 to September 1998).

Kimberly F. Kaul
Born: 1961
Education: B.A. Mass Communications, St. Cloud State University, St. Cloud, MN
(1983)
Business Background: Director and Communications Director, USBPJAM, Minneapolis, MN (April 2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998 to present); Communications Director, Piper Capital Management, Inc., Minneapolis, MN (May 1991 to September 1998).

Robert H. Nelson
Born: 1963
Education: B.A. Business and Accounting, Concordia College, Moorhead, MN (1986) Business Background: Director and Chief Operating Officer, USBPJAM, Minneapolis, MN (April 2001 to present); Senior Vice President, FAAM, Minneapolis, MN (September 1998 to present); Treasurer, FAF, FAIF, FASF and FAIP, Minneapolis, MN (March 2000 to present); Senior Vice President, Piper Capital Management, Inc. (November 1994 to September 1998).

Jeffrey M. Squires
Born: 1971
Education: B.A. Accounting, Illinois Wesleyan University, Bloomington, IL (1993) Business Background: Director and Chief Compliance Officer, USBPJAM, Minneapolis, MN (April 2001 to present); Senior Vice President, Compliance and Operations, FIRMCO, Milwaukee, WI (August 1996 to May 2001); Internal Auditor, Robert W. Baird & Co., Inc., Milwaukee, WI (August 1995 to August 1996).

Peter O. Torvik
Born: 1954
Education: B.S.B. Business, University of Minnesota, Minneapolis, MN (1986); M.B.A., Amos Tuck School of Business at Dartmouth, Hanover, NH (1988)
Business Background: Director and Executive Vice President, USBPJAM, Minneapolis, MN (April 2001 to present); Executive Vice President, FAAM, Minneapolis, MN (August 2000 to present); Vice President Marketing of FAF, FAIF, FASF and FAIP, Minneapolis, MN (September 2000 to present); President and Partner, DPG Group, Tallahassee, FL (January 1995 to July 2000).

Marian E. Zentmyer
Born: 1956
Education: B.A. Economics, Stanford University, Palo Alto, CA (1978) Business Background: Director and Chief Equity Investment Officer, USBPJAM, Minneapolis, MN (April 2001 to present); Board Member and Chief Equity Investment Officer, FIRMCO, Milwaukee, WI (November 1998 to May 2001); Senior Vice President and Senior Portfolio Manager, FIRMCO, Milwaukee, WI (1993 to November 1998).

ITEM 27. PRINCIPAL UNDERWRITERS:

         a) State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for Firstar Funds, Inc., Cullen Funds Trust, Country Growth Fund, Inc., Country Asset Allocation Fund, Inc., Country Tax Exempt Bond Fund, Inc., Country Taxable Fixed Income Series Fund, Inc., Country Money Market Fund, Country Long-Term Bond Fund, Country Short-Term Government Bond Fund, Kit Cole Investment Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., Jefferson Fund Group Trust, Everest Funds, Brandywine Advisors Fund, Light Revolution Fund, Inc., IPS Funds, The Arbitrage Funds, Glen Rauch Funds, and The Jensen Portfolio, Inc. pursuant to distribution agreements dated 8/1/00, 6/28/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00,
9/1/00, 9/1/00, 7/18/00, 9/1/00, 9/1/00, 12/29/00, 11/3/00, 10/25/00, 12/31/00,
1/5/01, 8/31/00, 12/12/00, and 3/12/01 respectively.

         b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

                          Position and Offices        Position and Offices
Name                      with the Underwriter        with the Registrant

James Schoenike             President, Board Member   None

Donna Berth                 Treasurer                 None

James Barresi               Secretary                 None
1700 PNC Center
201 East Fifth Street
Cincinnati, Ohio 45202-4156

Joe Redwine                 Board Member              None

Bob Kern                    Board Member              None

Paul Rock                   Board Member              None

Jennie Carlson              Board Member              None
601 Second Avenue S.
Minneapolis, MN 55402

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by

U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota, 55402.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 333-07463 and 811-7687 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 27th day of June, 2001.

                       FIRST AMERICAN STRATEGY FUNDS, INC.

ATTEST:    /s/ Jeffery M. Wilson         By:     /s/ James L. Chosy
        ----------------------------         --------------------------
             Jeffery M. Wilson                     James L. Chosy
           Senior Vice President                     Secretary

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

         SIGNATURE                         TITLE                    DATE
         ---------                         -----                    ----

   /s/ Jeffery M. Wilson            Senior Vice President            **
-----------------------------
    Jeffery M. Wilson

             *                      Director                         **
-----------------------------
    John M. Murphy, Jr.

             *                      Director                         **
-----------------------------
     Robert J. Dayton

             *                      Director                         **
-----------------------------
   Andrew M. Hunter III

             *                      Director                         **
-----------------------------
   Leonard W. Kedrowski

             *                      Director                         **
-----------------------------
     Robert L. Spies

             *                      Director                         **
-----------------------------
    Joseph D. Strauss

             *                      Director                         **
-----------------------------
    Virginia L. Stringer

             *                      Director                         **
-----------------------------
      Roger A. Gibson

* By: /s/ James L. Chosy
      ------------------
        James L. Chosy
       Attorney-in-Fact

** June 27, 2001